AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 2015

                                                               1933 Act File No.

================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                          POST-EFFECTIVE AMENDMENT NO.

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

Title of Securities being Registered: Advisor Shares of the Champlain Emerging Markets Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 8, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

                               ALPS SERIES TRUST
                           1290 Broadway, Suite 1100
                                Denver, CO 80203
                                 (844) 805-5999

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                   OF THE NEW SHERIDAN DEVELOPING WORLD FUND
                         TO BE HELD ON NOVEMBER 9, 2015

     A special meeting (the "Meeting") of the shareholders of the New Sheridan Developing World Fund (the "Target Fund"), a series of ALPS Series Trust (the "Target Trust"), will be held on November 9, 2015 at 10:00 a.m., Mountain Time, at the offices of ALPS Fund Services, 1290 Broadway, Suite 1100, Denver, CO 80203 to vote on the following proposals (collectively, the "Proposals"):

     1. To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of the Target Fund, and The Advisors' Inner Circle Fund II (the "Acquiring Trust"), on behalf of Champlain Emerging Markets Fund (the "Acquiring Fund"), a newly created series of the Acquiring Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Advisor Shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the "Reorganization"); and

     2. To approve an interim investment advisory agreement (the "Interim Advisory Agreement") by and between Champlain Investment Partners, LLC ("Champlain"), the investment adviser of the Target Fund, and the Target Trust, on behalf of the Target Fund, which is necessary for Champlain to receive the advisory fees held in escrow for its services provided to the Target Fund during the period from the closing date of a transaction in which the Target Fund's predecessor investment adviser, New Sheridan Advisors, LLC, was acquired by Champlain (the "Champlain-New Sheridan Transaction") through the earlier of the closing of the Reorganization or 150 days from the effective date of the Interim Advisory Agreement.

    Target Fund shareholders of record as of the close of business on September 16, 2015 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Each Proposal will be effected only if the Target Fund's shareholders approve such Proposal.

    The Board of Trustees of the Target Trust (the "Target Trust Board") requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

    THE TARGET TRUST BOARD RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSALS AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

    If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.

    Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.


                                            ------------------------------------
                                            Jeremy O. May, Chairman of the Board
                                            October 22, 2015

   NEW SHERIDAN DEVELOPING WORLD              CHAMPLAIN EMERGING MARKETS FUND,
FUND, A SERIES OF ALPS SERIES TRUST       A SERIES OF THE ADVISORS' INNER CIRCLE
   c/o ALPS FUND SERVICES, INC.                           FUND II
    1290 BROADWAY, SUITE 1100                   ONE FREEDOM VALLEY DRIVE
         DENVER, CO 80203                       OAKS, PENNSYLVANIA 19456
          (844) 805-5999                              (866) 773-3238


                           PROXY STATEMENT/PROSPECTUS
                                OCTOBER 22, 2015

INTRODUCTION

    This Proxy Statement/Prospectus contains information that shareholders of the New Sheridan Developing World Fund (the "Target Fund"), a series of ALPS Series Trust (the "Target Trust"), should know before voting on the proposed reorganization and interim investment advisory agreement that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Champlain Emerging Markets Fund (the "Acquiring Fund" and, together with the Target Fund, the "Funds" and each, a "Fund"), a newly created series of The Advisors' Inner Circle Fund II (the "Acquiring Trust"). The Target Fund and the Acquiring Fund are each a series of separate registered open-end management investment companies.

    A special meeting of the shareholders of the Target Fund (the "Meeting") will be held at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 on November 9, 2015 at 10:00 a.m., Mountain Time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposals (collectively, the "Proposals"):

     1. To approve an Agreement and Plan of Reorganization between the Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund (the "Agreement and Plan of Reorganization"), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Advisor Shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the "Reorganization"); and

     2. To approve an interim investment advisory agreement (the "Interim Advisory Agreement") by and between Champlain Investment Partners, LLC ("Champlain"), the investment adviser of the Target Fund, and the Target Trust, on behalf of the Target Fund, which is necessary for Champlain to receive the advisory fees held in escrow for its services provided to the Target Fund during the period from the closing date of a transaction in which the Target Fund's predecessor investment adviser, New Sheridan Advisors, LLC ("New Sheridan"), was acquired by Champlain (the "Champlain-New Sheridan Transaction") through the earlier of the closing of the Reorganization or 150 days from the effective date of the Interim Advisory Agreement.

    The total value of the Acquiring Fund shares that shareholders will receive in the Reorganization will be the same as the total value of the shares of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled "Federal Income Tax Considerations" below. No sales charges will be imposed in connection with the Reorganization.

    Although the Board of Trustees of the Target Trust (the "Target Trust Board") recommends that shareholders approve each Proposal, the Reorganization is not conditioned upon shareholder approval of Proposal 2. Accordingly, if shareholders of the Target Fund approve its Reorganization set forth in Proposal 1, but shareholders of the Target Fund do not approve the Interim Advisory Agreement set forth in Proposal 2, it is expected that the Reorganization of the Target Fund will take place as described in this Proxy Statement/Prospectus.

    The Target Trust Board has fixed the close of business on September 16, 2015 as the record date ("Record Date") for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about October 22, 2015 to all shareholders eligible to vote on the Reorganization.

    The Target Trust Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. Accordingly, the Target Trust Board recommends that shareholders of the Target Fund vote "FOR" the approval of the Agreement and Plan of Reorganization. If shareholders of the Target Fund do not approve the Agreement and Plan of Reorganization, the Target Trust Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the following:

     1. Prospectus dated January 28, 2015 for ALPS Series Trust, with respect to the Target Fund (filed via EDGAR on January 28, 2015, Accession No. 0001193125-15-023564) ("Target Fund Prospectus");

     2. Supplement dated June 30, 2015 to the Target Fund Prospectus (filed via EDGAR on June 30, 2015, Accession No. 0001398344-15-004156);

     3. Statement of Additional Information dated January 28, 2015 for ALPS Series Trust, with respect to the Target Fund (filed via EDGAR on January 28, 2015, Accession No. 0001193125-15-023564) ("Target Fund
          SAI");

     4. Supplement dated June 30, 2015 to the Target Fund SAI (filed via EDGAR on June 30, 2015, Accession No. 0001398344-15-004156);

     5. Supplement dated September 8, 2015 to the Target Fund Prospectus (filed via EDGAR on September 8, 2015, Accession No.
          0001398344-15-006109);

     6. Supplement dated September 8, 2015 to the Target Fund SAI (filed via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109);

     7. Prospectus dated [__________] for The Advisors' Inner Circle Fund II, with respect to the Acquiring Fund (filed via EDGAR on [__________], Accession No. [__________]);

     8. Statement of Additional Information dated [__________] for The Advisors' Inner Circle Fund II, with respect to the Acquiring Fund (filed via EDGAR on [__________], Accession No. [__________]);

     9. The audited financial statements and related report of the independent public accounting firm included in the ALPS Series Trust Annual Report to Shareholders for the fiscal year ended September 30, 2014, with respect to the Target Fund (filed via EDGAR on December 3, 2014, Accession No. 0001193125-14-432157); and

    10. The unaudited financial statements included in the ALPS Series Trust Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2015, with respect to the Target Fund (filed via EDGAR on June 2, 2015, Accession No. 0001398344-15-003653).

    These documents are on file with the Securities and Exchange Commission (the "SEC"). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information (the "SAI") to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Fund's prospectus, the most recent annual report to shareholders of the Target Fund -- containing audited financial statements for the most recent fiscal year -- and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund's website at www.cipvt.com.

Copies of all of these documents are available upon request without charge by writing to or calling:

FOR TARGET FUND DOCUMENTS:                      FOR ACQUIRING FUND DOCUMENTS:

      ALPS SERIES TRUST                       THE ADVISORS' INNER CIRCLE FUND II
C/O ALPS FUND SERVICES, INC.                       ONE FREEDOM VALLEY DRIVE
 1290 BROADWAY, SUITE 1100                         OAKS, PENNSYLVANIA 19456
      DENVER, CO 80203                                   (866) 773-3238
        (844) 805-5999

    You also may view or obtain these documents from the SEC's Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC's website at www.sec.gov. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

                               TABLE OF CONTENTS


                                                                                                   PAGE

PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION ................................... [XX]
SUMMARY OF KEY INFORMATION ....................................................................... [XX]
  On what am I being asked to vote? .............................................................. [XX]
  What are the reasons for the proposed Reorganization? .......................................... [XX]
  Has my Fund's Board of Trustees approved the Reorganization? ................................... [XX]
  What effect will the Reorganization have on me as a shareholder? ............................... [XX]
  How do the Funds' investment objectives, principal investment strategies and risks compare? .... [XX]
  How do the Funds' expenses compare? ............................................................ [XX]
  How do the performance records of the Funds compare? ........................................... [XX]
  How do the investment advisers and distributors of the Funds compare? .......................... [XX]
  How do the Funds' other service providers compare? ............................................. [XX]
  How do the Funds' purchase and redemption procedures and exchange policies compare? ............ [XX]
  How do the Funds' sales charges and distribution arrangements compare? ......................... [XX]
  Will the Acquiring Fund have different portfolio managers than the Target Fund? ................ [XX]
  Will there be any tax consequences resulting from the proposal? ................................ [XX]
  When is the Reorganization expected to occur? .................................................. [XX]
  How do I vote on the Reorganization? ........................................................... [XX]
  What will happen if shareholders of the Target Fund do not approve the Reorganization? ......... [XX]
  What if I do not wish to participate in the Reorganization? .................................... [XX]
  Why are you sending me the Proxy Statement/Prospectus? ......................................... [XX]
  Where can I find more information about the Funds and the Reorganization? ...................... [XX]
ADDITIONAL INFORMATION ABOUT THE FUNDS ........................................................... [XX]
  Comparison of Investment Objectives ............................................................ [XX]
  Comparison of Principal Investment Strategies .................................................. [XX]
  Comparison of Principal Risks of Investing in the Funds ........................................ [XX]
  Comparison of Fundamental Investment Policies .................................................. [XX]
  Comparison of Share Classes and Distribution Arrangements ...................................... [XX]
  Comparison of Purchase and Redemption Procedures, Exchange Policies and Redemption Fees ........ [XX]
  Comparison of Distribution Policies ............................................................ [XX]
  Comparison of Business Structures, Shareholder Rights and Applicable Law ....................... [XX]
  Where to Find More Information ................................................................. [XX]
THE PROPOSED REORGANIZATION ...................................................................... [XX]
  Summary of Agreement and Plan of Reorganization ................................................ [XX]
  Board Considerations in Approving the Reorganization ........................................... [XX]
  Federal Income Tax Considerations .............................................................. [XX]
  Costs of the Reorganization .................................................................... [XX]
  Board Recommendation ........................................................................... [XX]
PROPOSAL 2: TO APPROVE AN INTERIM INVESTMENT ADVISORY AGREEMENT .................................. [XX]
  Board Considerations in Approving the Interim Advisory Agreement ............................... [XX]
  Information about Champlain Investment Partners, LLC ........................................... [XX]
  Board Recommendation ........................................................................... [XX]
VOTING INFORMATION ............................................................................... [XX]
  Proxy Statement/Prospectus ..................................................................... [XX]
  Voting Rights .................................................................................. [XX]
  Quorum; Adjournment ............................................................................ [XX]
  Vote Required .................................................................................. [XX]
  Share Ownership by Large Shareholders, Management and Trustees ................................. [XX]
OTHER MATTERS .................................................................................... [XX]
  Capitalization ................................................................................. [XX]

  Dissenters' Rights ............................................................................. [XX]
  Shareholder Proposals .......................................................................... [XX]
WHERE TO FIND ADDITIONAL INFORMATION ............................................................. [XX]
EXHIBITS
EXHIBIT A Outstanding Shares of the Target Fund ..................................................  A-1
EXHIBIT B Ownership of the Target Fund ...........................................................  B-1
EXHIBIT C Comparison of Business Structures, Shareholder Rights and Applicable Law ...............  C-1
EXHIBIT D Form of Agreement and Plan of Reorganization ...........................................  D-1
EXHIBIT E Interim Investment Advisory Agreement ..................................................  E-1
EXHIBIT F Financial Highlights ...................................................................  F-1

    NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

         PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

    Shareholders of the Target Fund are being asked to consider and approve the Agreement and Plan of Reorganization that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement and Plan of Reorganization provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Advisor Shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

                           SUMMARY OF KEY INFORMATION

    The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement and Plan of Reorganization and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

ON WHAT AM I BEING ASKED TO VOTE?

    You are being asked to approve transitioning the Target Fund to a new fund family. Specifically, as a shareholder of the Target Fund, you are being asked to consider and approve the Agreement and Plan of Reorganization pursuant to which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund, a newly created fund on the Acquiring Trust's mutual fund platform. The Acquiring Fund will have the same investment objective, principal investment strategies and principal risks as the Target Fund. If shareholders of the Target Fund approve the Agreement and Plan of Reorganization, the shareholders will receive Advisor Shares of the Acquiring Fund in exchange for their Investor Class shares of the Target Fund.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

   Champlain determined to acquire New Sheridan based on its belief that it could provide New Sheridan with the resources, infrastructure, and marketing support necessary for New Sheridan to grow its existing emerging market and frontier market asset management business. On June 30, 2015, the Champlain-New Sheridan Transaction was consummated whereby Champlain acquired New Sheridan, and all employees of New Sheridan became employees of Champlain. Champlain currently serves as investment adviser to the Target Fund pursuant to the Interim Advisory Agreement. Champlain also serves as investment adviser to other mutual funds that are series of the Acquiring Trust. Therefore, Champlain proposes to reorganize the Target Fund into the Acquiring Fund in order to realize operational and administrative efficiencies that may result from managing the Target Fund on the same platform as the other funds it advises.

   The Acquiring Fund, which will have no assets immediately prior to the closing, will have the same investment objective, principal investment strategies, risks, and portfolio managers as is currently in place for the Target Fund. The Acquiring Fund and its Adviser Shares, as appropriate, will also have the same redemption fee, management fee, and Rule 12b-1 fee as is currently in place for the Target Fund and its Investor Class Shares, as appropriate. The Acquiring Fund will also maintain in the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement currently provided by the Target Fund to its shareholders for at least two years from the date of the closing of the Reorganization.

     In considering the Reorganization and the Agreement and Plan of Reorganization, the Target Trust Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund. The Target Trust Board's considerations are described in more detail in the "THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization" section below.

HAS MY FUND'S BOARD OF TRUSTEES APPROVED THE REORGANIZATION?

    Yes. The Target Trust Board has carefully reviewed the proposal and unanimously approved the Agreement and Plan of Reorganization and the Reorganization. THE TARGET TRUST BOARD RECOMMENDS THAT SHAREHOLDERS OF THE TARGET FUND VOTE "FOR" THE AGREEMENT AND PLAN OF REORGANIZATION.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

    Immediately after the Reorganization, you will hold the same number of Advisor Shares of the Acquiring Fund as Investor Class shares of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy

Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

    The Acquiring Fund and the Target Fund have the same investment objective, as described below. However, the Target Fund's investment objective is classified as non-fundamental, which means that the Target Fund's investment objective can be changed by the Target Trust Board without shareholder approval, while the Acquiring Fund's investment objective is fundamental, which means that the Acquiring Fund's investment objective cannot be changed without the prior approval of a majority of the Acquiring Fund's outstanding shares.

INVESTMENT OBJECTIVES

NEW SHERIDAN DEVELOPING WORLD FUND            CHAMPLAIN EMERGING MARKETS FUND
The Fund's investment objective is            The Fund's investment objective is
to seek long-term capital                     to seek long-term capital
appreciation.                                 appreciation.

    The principal investment strategies of the Acquiring Fund are the same as the principal investment strategies of the Target Fund. However, while the Target Fund's prospectus notes that the Target Fund may invest in derivatives as a principal investment strategy, the Target Fund does not do so in practice. Therefore, the Acquiring Fund does not invest in derivatives as a principal investment strategy, and the "Principal Investment Strategies" section of its prospectus does not contain disclosure relating to the use of derivatives.

    Because the Funds have the same principal investment strategies, the principal risks of owning shares of the Acquiring Fund are the same as the principal risks of owning shares of the Target Fund, although the Funds describe these principal risks differently.

    The sections below entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- "Comparison of Investment Objectives," "Comparison of Principal Investment Strategies" and "Comparison of the Principal Risks of Investing in the Funds" compare the investment objectives, principal investment strategies and principal risks of the Target Fund and the Acquiring Fund, respectively.

HOW DO THE FUNDS' EXPENSES COMPARE?

    The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("expense ratios"), of the Target Fund with the shareholder fees and PRO FORMA expense ratios of the Acquiring Fund. PRO FORMA expense ratios of the Acquiring Fund give effect to the Reorganization. The PRO FORMA expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.

EXPENSE TABLES AND EXPENSE EXAMPLES*

                                                                                 CURRENT                  PRO FORMA(1)
                                                                           ----------------------- -----------------------
                                                                               NEW SHERIDAN        NEW SHERIDAN DEVELOPING
                                                                           DEVELOPING WORLD FUND         WORLD FUND
                                                                                                             +
                                                                                                     CHAMPLAIN EMERGING
                                                                               (TARGET FUND)            MARKETS FUND
                                                                             INVESTOR CLASS SHARES    ADVISOR SHARES
                                                                           ----------------------- -----------------------
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of ......        None                     None
 offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original .........        None                     None
 purchase price or redemption proceeds, whichever is less)
Redemption Fee (as a % of amount redeemed within 30 days of purchase) .....        2.00%                    2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees ...........................................................        1.35%                    1.35%
Distribution and/or Service (12b-1) Fees ..................................        0.25%                    0.25%
Other Expenses ............................................................        0.69%(2)                 2.11%
Acquired Fund Fees and Expenses ...........................................        0.01%                    0.01%
Total Annual Fund Operating Expenses ......................................        2.30%                    3.72%
Fee Waiver and/or Expense Reimbursement ...................................       (0.44)%                  (1.86)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
 Reimbursement ............................................................        1.86%(3)                 1.86%(4)

* Expense ratios reflect annual fund operating expenses for the most recent fiscal period (as disclosed in the Target Fund's current prospectus) (September 30, 2014). PRO FORMA numbers are estimated as if the Reorganization had been completed as of the beginning of the fiscal period ended September 30, 2014 and do not include the estimated costs of the Reorganization as neither the Target Fund nor the Acquiring Fund will bear any Reorganization costs.

1 There is no guarantee that actual expenses will be the same as those shown in the table. PRO FORMA expenses of the Acquiring Fund are based on estimated amounts for the current fiscal year.

2 Other expenses of the Target Fund are based on estimated amounts for the current fiscal year.

3 Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Champlain has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.60% of the Fund's average daily net assets for the Investor Class shares. The Fee Waiver Agreement is in effect through January 31, 2016. Champlain will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. Champlain may not discontinue the Fee Waiver Agreement without the approval by the Target Trust Board.

4 Effective upon the closing of the Reorganization, Champlain has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (excluding interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's average daily net assets for Advisor Shares until the date that is two years from the date of the closing of the Reorganization. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, Champlain may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Acquiring Trust, for any reason at any time, or
     (ii) by Champlain, upon ninety (90) days' prior written notice to the Acquiring Trust, effective as of the close of business on the date that is two years from the closing of the Reorganization.

EXPENSE EXAMPLE

    This Example is intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. PRO FORMA combined costs of investing in Advisor Shares of the Acquiring Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

    The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------
                                                                                                ONE       THREE
FUND/CLASS                                                                                     YEAR       YEARS
-----------------------------------------------------------------------------------------------------------------
NEW SHERIDAN DEVELOPING WORLD FUND (TARGET FUND) -- Investor Class Shares ...................   $189       $676
-----------------------------------------------------------------------------------------------------------------
PRO FORMA NEW SHERIDAN DEVELOPING WORLD FUND + CHAMPLAIN EMERGING MARKETS FUND -- Advisor
 Shares (assuming the Reorganization is completed) ..........................................   $189       $782
-----------------------------------------------------------------------------------------------------------------

    The Example is not a representation of past or future expenses. Each Fund's actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.

   The Target Fund commenced operations on September 9, 2014 and its initial fiscal period ended September 30, 2014. Therefore, the Target Fund includes in its registration statement financial statements for its initial fiscal period that report operating results for a period of six months or less. The Acquiring Fund has not yet commenced operations, and, therefore, does not include financial statements in its registration statement. Under these circumstances, SEC rules require each Fund to estimate the "Other Expenses" included in its fee table for its current fiscal year. The Acquiring Fund's Other Expenses are estimated to be higher than the Target Fund's Other Expenses because the Acquiring Fund has estimated that it will have a lower amount of assets for its current fiscal year than the Target Fund estimated, and not because the Acquiring Fund is subject to greater Other Expenses than the Target Fund.

    For further discussion regarding the Target Trust Board's consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled "THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization" in this Proxy Statement/Prospectus.

PORTFOLIO TURNOVER

    Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Fund's performance.

    During the fiscal period from September 9, 2014 (commencement of operations) through September 30, 2014, the Target Fund's portfolio turnover rate was 0% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

   If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the "Performance Information" section of the Target Fund's Prospectus.

HOW DO THE INVESTMENT ADVISERS AND DISTRIBUTORS OF THE FUNDS COMPARE?

   INVESTMENT ADVISERS. Prior to the consummation of the Champlain-New Sheridan Transaction on June 30, 2015, New Sheridan served as the Target Fund's investment adviser. Since the consummation of the Champlain-New Sheridan Transaction, Champlain has served as the Target Fund's investment adviser. Therefore, Champlain serves as the investment adviser to both the Target Fund and Acquiring Fund. Champlain is a registered investment adviser whose principal address is 180 Battery Street, Burlington, VT 05401. As of July 31, 2015, Champlain had approximately $6.6 billion in assets under management.

    DISTRIBUTORS. ALPS Distributors, Inc., a registered broker-dealer, acts as the distributor of shares of the Target Fund. The address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. SEI Investments Distribution Co. acts as the distributor of shares of the Acquiring Fund. The address of SEI Investments Distribution Co. is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Shares of the Acquiring Fund will be sold exclusively through SEI Investments Distribution Co. and broker-dealers and other financial intermediaries that SEI Investments Distribution Co. has authorized to offer and sell Acquiring Fund shares.

    ADVISORY FEES. The contractual advisory fee of the Acquiring Fund is the same as the contractual advisory fee of the Target Fund. For its services to each Fund, Champlain is entitled to receive a fee of 1.35% of each Fund's average daily net assets.

HOW DO THE FUNDS' OTHER SERVICE PROVIDERS COMPARE?

    Each Fund's prospectus and SAI describe the services and other arrangements with other key service providers, including the administrator, transfer agent, custodian, distributor, and auditor. The following table identifies the principal service providers that service the Target Fund and the Acquiring
Fund:

------------------------------------------------------------------------------------------------------------------
                                        NEW SHERIDAN DEVELOPING WORLD      CHAMPLAIN EMERGING MARKETS
                                        FUND                               FUND
------------------------------------------------------------------------------------------------------------------
Accounting Services/Administrator:      ALPS Fund Services, Inc.           SEI Investments Global Funds Services
------------------------------------------------------------------------------------------------------------------
Transfer Agent:                         ALPS Fund Services, Inc.           DST Systems, Inc.
------------------------------------------------------------------------------------------------------------------
Custodian:                              MUFG Union Bank, National          Brown Brothers Harriman & Co.
                                        Association
------------------------------------------------------------------------------------------------------------------
Auditor:                                KPMG LLP                           Ernst & Young LLP
------------------------------------------------------------------------------------------------------------------

DST Systems, Inc. is the parent company of ALPS Funds Services, Inc.

HOW DO THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

   The purchase procedures for Investor Class shares of the Target Fund differ in some respects from those procedures for Advisor Shares of the Acquiring Fund. Investor Class shares of the Target Fund may not be purchased from the Fund directly, and may only be purchased through authorized financial intermediaries. Advisor Shares of the Acquiring Fund may be purchased directly through the Acquiring Fund's transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares of both Funds by mail, wire, or telephone. Shares of the Target Fund may be purchased by internet but shares of the Acquiring Fund may not.

   Investor Class shares of the Target Fund require a minimum investment of $2,500. The minimum subsequent investment for Investor Class Shares of the Target Fund is $250. Advisor Shares of the Acquiring Fund require a minimum initial investment of $10,000 ($3,000 for individual retirement accounts ("IRAs"); there are no minimums for subsequent investments. Existing shareholders of Investor Class shares of the Target Fund will not be subject to such minimum initial investment and will be eligible to purchase additional Advisor Shares of the Acquiring Fund following the Reorganization. The redemption procedures and exchange policies for Investor Class shares of the Target Fund are similar to those of the Advisor Shares of the Acquiring Fund.

   The Target Fund does not offer exchange privileges because Champlain does not and New Sheridan, when it served as the Fund's investment adviser, did not, manage another series of the Target Trust. For the Acquiring Fund, at no charge, you may exchange the Advisor Shares of the Acquiring Fund that you receive in the Reorganization for Advisor Shares of another series of the Acquiring Trust to which Champlain serves as investment adviser.

   For more information on the purchase and redemption procedures and exchange policies of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Purchase and Redemption Procedures and Exchange Policies."

HOW DO THE FUNDS' SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

    The sales charges and distribution and shareholder servicing arrangements for Investor Class shares of the Target Fund are similar to those of the Advisor Shares of the Acquiring Fund. Investor Class shares of the Target Fund and Advisor Shares of the Acquiring Fund do not impose an initial sales charge or contingent deferred sales charge and are not subject to fees payable under a shareholder servicing plan. However, Investor Class shares of the Target Fund and Advisor Shares of the Acquiring Fund are subject to fees payable under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act in the amount of 0.25% of each such Fund's average daily net assets. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Share Classes and Distribution Arrangements."

WILL THE ACQUIRING FUND HAVE DIFFERENT PORTFOLIO MANAGERS THAN THE TARGET
FUND?

     No. The portfolio management team of the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Target Fund and the Acquiring Fund.

WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE PROPOSAL?

     The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position. This means that the shareholders of the Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.

     For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled "Federal Income Tax Considerations" below.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?

     If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around November 16, 2015.

HOW DO I VOTE ON THE REORGANIZATION?

    There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your "proxy" (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Target Trust Board, and in their best judgment on other matters.

WHAT WILL HAPPEN IF SHAREHOLDERS OF THE TARGET FUND DO NOT APPROVE THE REORGANIZATION?

    If the shareholders of the Target Fund do not approve the Reorganization, the Target Trust Board will consider other possible courses of action for the Target Fund. The Reorganization may not close unless certain conditions are met. If such conditions are not met, the Reorganization will not be consummated, even if Target Fund shareholders approved the Reorganization, and the Target Fund will not be combined with the Acquiring Fund.

WHAT IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION?

    If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

    You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposals described herein concerning your Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATION?

    Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call 1-844-805-5999.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES

   The Target Fund and the Acquiring Fund have the same investment objective. The investment objective of each Fund is to seek long term capital appreciation. However, the Target Fund's investment objective is classified as non-fundamental, which means that the Target Fund's investment objective can be changed by the Target Trust Board without shareholder approval, while the Acquiring Fund's investment objective is fundamental, which means that the Acquiring Fund's investment objective cannot be changed without the prior approval of a majority of the Acquiring Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Acquiring Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Acquiring Fund are present or represented by proxy, or (ii) more than 50% of the Acquiring Fund's outstanding shares, whichever is less.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

    The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund's prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds' investment strategies is described below under "Comparison of Principal Risks of Investing in the Funds."

     PRINCIPAL INVESTMENT STRATEGIES. The principal investment strategies of the Target Fund and the Acquiring Fund are the same, in that each Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country. Champlain considers emerging market countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates ("UAE"), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru. The prospectus for the Target Fund refers to "emerging market countries" as "developing countries," but such countries are the same.

   The Funds have the same portfolio management team and utilize the same process for identifying emerging market countries. For each Fund, Champlain identifies what it considers to be emerging market countries based upon its own analysis of measures of economic growth, political stability, industrialization and legal and regulatory framework. Champlain will also consider classifications as defined by Morgan Stanley Capital International ("MSCI"), the World Bank, the United Nations, and the International Monetary Fund ("IMF"), or other entities or organizations, as Champlain may determine from time to time. Champlain typically considers an issuer to be "economically tied" to an emerging market country if: (1) the company is organized under the laws of an emerging market country or has its principal office in an emerging market country; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from business activities in an emerging market country; or (3) at the time of investment, the company's equity securities are traded principally on stock exchanges or over-the-counter markets in an emerging market country. Under normal circumstances, each Fund will invest in large, mid and small capitalization emerging market country issuers.

   Although Champlain expects, under normal market conditions, that the level of each Fund's investments in equity securities of issuers who are economically tied to an emerging market country will exceed 80% of such Fund's net assets (plus borrowings for investment purposes), Champlain may invest the balance in cash or exchange-traded funds ("ETFs"), including ETFs that may enter into short sales. While the Target Fund's prospectus notes that the Target Fund may invest in derivatives as a principal investment strategy, the Target Fund does not do so in practice. Therefore, the Acquiring Fund does not invest in derivatives as a principal investment strategy, and the "Principal Investment Strategies" section of its prospectus does not contain disclosure relating to the use of derivatives.

   The Funds also utilize the same investment process. For each Fund, Champlain uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process encompasses a scorecard approach by which Champlain analyzes countries, sectors and individual securities based on a set of predetermined factors. The analysis combines top-down economic analysis with bottom-up fundamental research that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. The investment approach seeks to provide a standardized process that minimizes bias and prevents strategy shift. Further, the scorecards establish a record of investment conclusions that can be used in the review process.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

    The table below describes the principal investment risks that may affect each Fund's investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are the same in all material respects; however, the Funds describe such risks differently. For more detailed information on the risks associated with the Acquiring Fund, see the "Description of Permitted Investments" section of the Acquiring Fund's SAI.

---------------------------------------------------------------------------------------------------------------------------------
                           TARGET FUND                                                      ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------------------
MARKET RISK AND SELECTION RISK. The market price of                  MARKET RISK -- The prices of and the income generated
a security or instrument may decline, sometimes                      by the Fund's securities may decline in response to,
rapidly or unpredictably, due to general market                      among other things, investor sentiment, general
conditions that are not specifically related to a                    economic and market conditions, regional or global
particular company, such as real or perceived adverse                instability, and currency and interest rate fluctuations.
economic or political conditions throughout the world,
changes in the general outlook for corporate earnings,
changes in interest or currency rates or adverse investor
sentiment generally. The market value of a security or
instrument also may decline because of factors that
affect a particular industry or industries, such as labor
shortages or increased production costs and
competitive conditions within an industry. Selection
risk is the risk that the securities selected by Champlain
will underperform the markets, the relevant indices or
the securities selected by other funds with similar
investment objectives and investment strategies.
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT AND STRATEGY RISK. The value of your                      MANAGEMENT RISK -- The value of the Fund may decline
investment depends on the judgment of Champlain                      if Champlain's judgments about the attractiveness,
about the quality, relative yield, value or market trends            relative value or potential appreciation of a particular
affecting a particular security, industry, sector or                 security or strategy prove to be incorrect.
region, which may prove to be incorrect. Investment
strategies employed by Champlain in selecting
investments for the Fund may not result in an increase
in the value of your investment or in overall
performance equal to other investments.
---------------------------------------------------------------------------------------------------------------------------------
EQUITY RISK. The value of the equity securities held by              EQUITY RISK -- Since it purchases equity securities, the
the Fund may fall due to general market and economic                 Fund is subject to the risk that stock prices will fall over
conditions, perceptions regarding the industries in                  short or extended periods of time. Historically, the
which the issuers of securities held by the Fund                     equity markets have moved in cycles, and the value of
participate, or factors relating to specific companies in            the Fund's equity securities may fluctuate drastically
which the Fund invests.                                              from day to day. Individual companies may report poor
                                                                     results or be negatively affected by industry and/or
                                                                     economic trends and developments. The prices of
                                                                     securities issued by such companies may suffer a decline
                                                                     in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
---------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP AND MID-CAP COMPANY RISK. The                              SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The
securities of small-capitalization and mid-capitalization            small- and mid-capitalization companies in which the
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
companies may be subject to more abrupt or erratic                   Fund may invest may be more vulnerable to adverse
market movements and may have lower trading                          business or economic events than larger, more
volumes or more erratic trading than securities of                   established companies. In particular, these small- and
larger, more established companies or market averages                mid-sized companies may pose additional risks,
in general. In addition, such companies typically are                including liquidity risk, because these companies tend to
more likely to be adversely affected than large                      have limited product lines, markets and financial
capitalization companies by changes in earning results,              resources, and may depend upon a relatively small
business prospects, investor expectations or poor                    management group. Therefore, small- and mid-cap
economic or market conditions.                                       stocks may be more volatile than those of larger
                                                                     companies. These securities may be traded over-the-
                                                                     counter or listed on an exchange.
---------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP COMPANY RISK. Larger, more established                     LARGE-CAPITALIZATION COMPANY RISK -- The large-
companies may be unable to attain the high growth                    capitalization companies in which the Fund invests may
rates of successful, smaller companies during periods                not respond as quickly as smaller companies to
of economic expansion.                                               competitive challenges, and their growth rates may lag
                                                                     the growth rates of well-managed smaller companies
                                                                     during strong economic periods.
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT RISK. The prices of foreign                       FOREIGN COMPANY RISK -- Investing in foreign
securities may be more volatile than the prices of                   companies, including direct investments and through
securities of U.S. issuers because of economic and                   American Depositary Receipts ("ADRs"), which are
social conditions abroad, political developments, and                traded on U.S. exchanges and represent an ownership in
changes in the regulatory environments of foreign                    a foreign security, poses additional risks since political
countries. In addition, changes in exchange rates and                and economic events unique to a country or region will
interest rates may adversely affect the values of the                affect those markets and their issuers. These risks will
Fund's foreign investments. The governments of                       not necessarily affect the U.S. economy or similar
certain countries may prohibit or impose substantial                 issuers located in the United States. In addition,
restrictions on foreign investments in their capital                 investments in foreign companies generally are
markets or in certain industries. Certain foreign                    denominated in a foreign currency. Securities of foreign
governments may not supervise and regulate stock                     companies may not be registered with the U.S.
exchanges, brokers and the sale of securities to the                 Securities and Exchange Commission (the "SEC") and
same extent as does the United States and may not                    foreign companies are generally not subject to the
have laws to protect investors that are comparable to                regulatory controls imposed on U.S. issuers and, as a
U.S. securities laws. In addition, settlements and                   consequence, there is generally less publically available
clearance procedures in certain foreign markets may                  information about foreign securities than is available
result in delays in payment for or delivery of securities            about domestic securities. Income from foreign
not typically associated with settlement and clearance               securities owned by the Fund may be reduced by a
of U.S. investments.                                                 withholding tax at the source, which tax would reduce
                                                                     income received from the securities comprising the
Foreign companies are generally subject to different                 portfolio. The Fund may also be subject to taxes on
legal and accounting standards than U.S. companies,                  trading profits or on transfers of securities in some
and foreign financial intermediaries may be subject to               countries. Foreign securities may also be more difficult
less supervision and regulation than U.S. financial                  to value than securities of U.S. issuers. While ADRs
firms. Foreign securities include American Depositary                provide an alternative to directly purchasing the
Receipts ("ADRs") and Global Depositary Receipts                     underlying foreign securities in their respective national
("GDRs"). Unsponsored ADRs involve additional risks                  markets and currencies, investments in ADRs continue
because U.S. reporting requirements do not apply and                 to be subject to many of the risks associated with
the issuing bank will recover shareholder distribution               investing directly in foreign securities.
costs from changes in share prices and payment of
dividends.

The Fund generally holds its foreign securities and
cash in foreign banks and securities depositories, which
may be recently organized or new to the foreign
custody business and may be subject to only limited or
no regulatory oversight.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN TAX RISK. The Fund's income from foreign
issuers may be subject to non-U.S. withholding taxes.
The Fund may also be subject to taxes on trading
profits or on transfers of securities in some countries.
---------------------------------------------------------------------------------------------------------------------------------
DEVELOPING MARKETS RISK. Many of the risks with                      EMERGING MARKETS RISK -- Many of the risks with
respect to foreign investments are more pronounced for               respect to foreign investments are more pronounced for
investments in issuers in developing market countries.               investments in issuers in emerging market countries.
Developing market countries tend to have less                        Emerging market countries tend to have less government
government exchange controls, more volatile interest                 exchange controls, more volatile interest and currency
and currency exchange rates, less market regulation,                 exchange rates, less market regulation, and less
and less developed economic, political and legal                     developed economic, political and legal systems than
systems than those of more developed countries. In                   those of more developed countries. In addition,
addition, developing market countries may experience                 emerging market countries may experience high levels
high levels of inflation and may have less liquid                    of inflation and may have less liquid securities markets
securities markets and less efficient trading and                    and less efficient trading and settlement systems.
settlement systems.
                                                                     As a consequence, emerging market issuers may be
As a consequence, developing market issuers may be                   susceptible to increased political or social instability,
susceptible to increased political or social instability,            economies based on only a few industries, unstable
economies based on only a few industries, unstable                   currencies, runaway inflation, highly volatile securities
currencies, runaway inflation, highly volatile securities            markets, unpredictable shifts in policies relating to
markets, unpredictable shifts in policies relating to                foreign investments, lack of protection for investors
foreign investments, lack of protection for investors                against parties that fail to complete transactions, and the
against parties that fail to complete transactions, and              potential for government seizure of assets or
the potential for government seizure of assets or                    nationalization of companies. The Gulf countries of
nationalization of companies.                                        Bahrain, Kuwait, Oman, Qatar, and the UAE constitute a
                                                                     high percentage of the MSCI Frontier Markets Index.
The Gulf countries of Bahrain, Kuwait, Oman, Qatar,                  Thus, changes in the price of oil have a direct and
and the UAE constitute a high percentage of the MSCI                 significant effect on these economies, i.e., if the price of
Frontier Markets Index. Thus, changes in the price of                oil increases, these countries benefit; and if the price of
oil have a direct and significant effect on these                    oil declines, these countries would be adversely affected.
economies, i.e., if the price of oil increases, these
countries benefit; and if the price of oil declines, these
countries would be adversely affected.
---------------------------------------------------------------------------------------------------------------------------------
CURRENCY RISK. Investments of the Fund denominated                   FOREIGN CURRENCY RISK -- As a result of the Fund's
in a currency other than the U.S. dollar are subject to              investments in securities or other investments
the risk that the value of a particular currency will                denominated in, and/or receiving revenues in, foreign
change in relation to one or more other currencies.                  currencies, the Fund will be subject to currency risk.
Champlain may try to hedge these risks by investing in               Currency risk is the risk that foreign currencies will
foreign currencies or through derivative instruments                 decline in value relative to the U.S. dollar, in which
thereon, but there can be no assurance that such                     case, the dollar value of an investment in the Fund
strategies will be implemented, or if implemented, will              would be adversely affected. These currency movements
be effective.                                                        may occur separately from, and in response to, events
                                                                     that do not otherwise affect the value of the security in
                                                                     the issuer's home country.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NEW FUND RISK. There is limited performance history                  NEW FUND RISK -- Because the Fund is new, investors in
for investors of the Fund to evaluate, as the Fund is                the Fund bear the risk that the Fund may not be
newly formed.                                                        successful in implementing its investment strategy, may
                                                                     not employ a successful investment strategy, or may fail
                                                                     to attract sufficient assets under management to realize
                                                                     economies of scale, any of which could result in the
                                                                     Fund being liquidated at any time without shareholder
                                                                     approval and at a time that may not be favorable for all
                                                                     shareholders. Such liquidation could have negative tax
                                                                     consequences for shareholders and will cause
                                                                     shareholders to incur expenses of liquidation.
---------------------------------------------------------------------------------------------------------------------------------
N/A                                                                  NON-DIVERSIFIED  FUND RISK - Because the Fund is
                                                                     non-diversified, it may be more susceptible to a single
                                                                     adverse economic or political occurrence affecting one
                                                                     or more of the issuers, and may experience increased
                                                                     volatility due to its investments in those securities.
---------------------------------------------------------------------------------------------------------------------------------
N/A                                                                  EXCHANGE-TRADED FUNDS RISK -- ETFs are pooled
                                                                     investment vehicles whose shares are listed and traded
                                                                     on U.S. stock exchanges. To the extent the Fund invests
                                                                     in ETFs, the Fund will be subject to substantially the
                                                                     same risks as those associated with the direct ownership
                                                                     of the securities held by such other investment
                                                                     companies. As a shareholder of another investment
                                                                     company, the Fund relies on that investment company to
                                                                     achieve its investment objective. If the investment
                                                                     company fails to achieve its objective, the value of the
                                                                     Fund's investment could decline, which could adversely
                                                                     affect the Fund's performance. By investing in another
                                                                     investment company, Fund shareholders indirectly bear
                                                                     the Fund's proportionate share of the fees and expenses
                                                                     of the other investment company, in addition to the fees
                                                                     and expenses that Fund shareholders directly bear in
                                                                     connection with the Fund's own operations. The Fund
                                                                     does not intend to invest in other investment companies
                                                                     unless Champlain believes that the potential benefits of
                                                                     the investment justify the payment of any additional fees
                                                                     or expenses. Federal securities laws impose limitations
                                                                     on the Fund's ability to invest in other investment
                                                                     companies.
---------------------------------------------------------------------------------------------------------------------------------

   In the section of its prospectus entitled "What are the Non-Principal Investment Strategies of the Fund? --Portfolio Turnover," the Target Fund provides the following disclosure:

   "The Fund's investment objective and strategy may cause the Fund's portfolio turnover (generally, the rate at which the Fund changes the securities in its portfolio by buying new securities and selling its existing securities positions) to exceed that of other investment vehicles. Portfolio turnover involves direct expense to the Fund in the form of brokerage commissions and other transaction costs. As such, the Fund's expenses related to these costs may be higher than other investment vehicles."

   In the section of its prospectus entitled "Principal Risks," the Acquiring Fund provides the following related disclosure:

   "PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains."

COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES

   The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). A comparison of the Target Fund's and Acquiring Fund's fundamental policies is provided below.

   Champlain serves as investment adviser to other series of the Acquiring Trust, and the Acquiring Fund's fundamental policies are intended to be consistent with the fundamental policies of such other series. The Acquiring Fund has adopted fundamental policies that generally limit it only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom. Such fundamental policies may only be changed with the prior approval of a majority of the Acquiring Fund's outstanding shares. The Acquiring Fund also has adopted non-fundamental policies corresponding with certain fundamental policies that are intended to reflect current SEC or other interpretations governing such fundamental policies. The non-fundamental policies may be changed by the Acquiring Trust Board without shareholder approval. Therefore, this approach is designed to allow the Acquiring Fund flexibility to amend its non-fundamental policies as interpretations change, but still comply with the requirements of the 1940 Act. There are no material differences between the Acquiring Fund's fundamental and non-fundamental policies, taken together, and the Target Fund's fundamental policies, except as otherwise noted below. Notwithstanding any differences in the manner in which the Funds' fundamental and non-fundamental policies are stated and structured, the Acquiring Fund's fundamental policies are not expected to have any immediate effect on the way the Acquiring Fund is managed, the investment performance of the Acquiring Fund, or the instruments in which the Acquiring Fund invests, relative to the Target Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                             FUNDAMENTAL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
                            TARGET FUND                               ACQUIRING FUND                    MATERIAL DIFFERENCE
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRATION          The Fund may not purchase               The Fund may not concentrate                    None
                       securities which would cause            investments in a particular
                       25% or more of the value of its         industry or group of industries,
                       total assets at the time of the         as concentration is defined
                       purchase to be directly invested        under the 1940 Act, the rules
                       in the securities of one or more        and regulations thereunder or
                       issuers conducting their                any exemption therefrom, as
                       principal business activities in        such statute, rules or
                       the same industry or group of           regulations may be amended
                       industries (excluding                   or interpreted from time to
                       obligations issued or                   time.
                       guaranteed by the U.S.
                       Government or any state or
                       territory of the United States or
                       any of their agencies,
                       instrumentalities or political
                       subdivisions).
------------------------------------------------------------------------------------------------------------------------------------
BORROWING AND          The Fund may not borrow                 The Fund may not borrow                         None
SENIOR SECURITIES      money, except to the extent             money or issue senior
                       permitted under the 1940 Act.           securities (as defined under
                                                               the 1940 Act), except to the
                       The Fund may not issue senior           extent permitted under the
                       securities, except for permitted        1940 Act, the rules and
                       borrowings or as otherwise              regulations thereunder or any
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       permitted under the 1940 Act.           exemption therefrom, as such
                                                               statute, rules or regulations
                                                               may be amended or
                                                               interpreted from time to time.
------------------------------------------------------------------------------------------------------------------------------------
LENDING                The Fund may not make loans,            The Fund may not make loans,                    None
                       except that the Fund may                except to the extent permitted
                       purchase or hold debt                   under the 1940 Act, the rules
                       instruments in accordance with          and regulations thereunder or
                       its investment objectives and           any exemption therefrom, as
                       policies; provided however, this        such statute, rules or
                       restriction does not apply to           regulations may be amended
                       repurchase agreements or loans          or interpreted from time to
                       of portfolio securities.                time.
------------------------------------------------------------------------------------------------------------------------------------
COMMODITIES AND        The Fund may not purchase or            The Fund may not purchase or                    None
REAL ESTATE            sell commodities, unless                sell commodities or real estate,
                       acquired as a result of                 except to the extent permitted
                       ownership of securities or other        under the 1940 Act, the rules
                       instruments; however, this              and regulations thereunder or
                       restriction shall not prevent the       any exemption therefrom, as
                       fund from engaging in                   such statute, rules or
                       transactions involving swaps,           regulations may be amended
                       futures contracts, forward              or interpreted from time to
                       contracts, options or other             time.
                       derivative instruments,
                       investing in securities that are        The Fund may not purchase or
                       secured by commodities or               sell real estate, although the
                       investing in companies or other         Fund may purchase securities
                       entities that are engaged in a          of issuers which deal in real
                       commodities or commodities              estate, securities which are
                       trading business or that have a         secured by interests in real
                       significant portion of their            estate, and securities which
                       assets in commodities-related           represent interests in real
                       investments.                            estate, and it may acquire and
                                                               dispose of real estate or
                       The Fund may not purchase or            interests in real estate acquired
                       sell real estate, although the          through the exercise of their
                       Fund may purchase securities            rights as a holder of debt
                       of issuers which deal in real           obligations secured by real
                       estate, securities which are            estate or interests therein.
                       secured by interests in real
                       estate, and securities which
                       represent interests in real estate,
                       and they may acquire and
                       dispose of real estate or
                       interests in real estate acquired
                       through the exercise of their
                       rights as a holder of debt
                       obligations secured by real
                       estate or interests therein.
------------------------------------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund may not act as an              The Fund may not underwrite                     None
                       underwriter of securities of            securities issued by other
                       other issuers except that, in the       persons, except to the extent
                       disposition of portfolio                permitted under the 1940 Act,
                       securities, it may be deemed to         the rules and regulations
                       be an underwriter under the             thereunder or any exemption
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       federal securities laws.                therefrom, as such statute,
                                                               rules or regulations may be
                                                               amended or interpreted from
                                                               time to time.
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION        The Fund may not, with respect          None                                            The Target Fund has a
                       to 75% of the Fund's total                                                              fundamental policy to
                       assets, purchase the securities                                                         operate as a
                       of any issuer (other than                                                               diversified fund,
                       securities issued or guaranteed                                                         while the Acquiring
                       by the U.S. Government or any                                                           Fund does not. New
                       of its agencies or                                                                      Sheridan had
                       instrumentalities) if, as a result,                                                     operated, and
                       (a) more than 5% of the Fund's                                                          Champlain operates,
                       total assets would be invested                                                          the Target Fund as a
                       in the securities of that issuer,                                                       diversified fund, but
                       or (b) the Fund would hold                                                              have determined to
                       more than 10% of the                                                                    operate the Acquiring
                       outstanding voting securities of                                                        Fund as a
                       that issuer.                                                                            non-diversified fund
                                                                                                               after the
                                                                                                               consummation of the
                                                                                                               Reorganization in
                                                                                                               order to provide the
                                                                                                               Acquiring Fund with
                                                                                                               greater flexibility
                                                                                                               with respect to its
                                                                                                               investment portfolio.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT             None                                    The Fund may not change its                     The Target Fund's
OBJECTIVE                                                      investment objective                            investment objective
                                                               without the prior approval                      can be changed by the
                                                               of a majority of the                            Target Trust Board
                                                               Acquiring Fund's outstanding                    without shareholder
                                                               shares.                                         approval, while the
                                                                                                               Acquiring Fund's
                                                                                                               investment objective
                                                                                                               cannot be changed
                                                                                                               without the prior
                                                                                                               approval of a
                                                                                                               majority of the
                                                                                                               Acquiring Fund's
                                                                                                               outstanding shares.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               NON-FUNDAMENTAL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
                          TARGET FUND                                        ACQUIRING FUND
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRATION          N/A                                     The Fund may not purchase any securities which would
                                                               cause 25% or more of the net assets of the Fund to be
                                                               invested in the securities of one or more issuers
                                                               conducting their principal business activities in the same industry, provided that this limitation does not apply to
                                                               investments in obligations issued or guaranteed by the
                                                               U.S. government, its agencies or instrumentalities and
                                                               repurchase agreements involving such securities. For
                                                               purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas
                                                               distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end
                                                               users of their services, for example, automobile finance,
                                                               bank finance and diversified finance will each be
                                                               considered a separate industry.
------------------------------------------------------------------------------------------------------------------------------------
BORROWING              N/A                                     The Fund may not borrow money in an amount
                                                               exceeding 33 1/3% of the value of its total assets,
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                               provided that investment strategies that either obligate the
                                                               Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an
                                                               offsetting position shall not be subject to this limitation.
                                                               Asset coverage of at least 300% is required for all
                                                               borrowing, except where the Fund has borrowed money
                                                               for temporary purposes in an amount not exceeding 5%
                                                               of its total assets.
------------------------------------------------------------------------------------------------------------------------------------
LENDING                N/A                                     The Fund may not make loans if, as a result, more than
                                                               33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt
                                                               instruments in accordance with its investment objective
                                                               and policies; (ii) enter into repurchase agreements; and
                                                               (iii) lend its securities.
------------------------------------------------------------------------------------------------------------------------------------
COMMODITIES AND        N/A                                     The Fund may not purchase or sell real estate, real estate
REAL ESTATE                                                    limited partnership interests, physical commodities or
                                                               commodities contracts except that the Fund may purchase
                                                               (i) marketable securities issued by companies which own
                                                               or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii)
                                                               commodities contracts relating to financial instruments,
                                                               such as financial futures contracts and options on such
                                                               contracts.
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES    The Fund may not purchase any           The Fund may not hold illiquid securities in an amount
                       illiquid security, including any        exceeding, in the aggregate, 15% of the Fund's net assets.
                       securities whose disposition is
                       restricted under federal
                       securities laws and securities
                       that are not readily marketable,
                       if, as a result, more than 15% of
                       the Fund's net assets (based on
                       then-current value) would then
                       be invested in such securities.
                       For purposes of this restriction,
                       the staff of the SEC is presently
                       of the view that repurchase
                       agreements maturing in more
                       than seven days are subject to
                       this restriction. Until that
                       position is revised, modified or
                       rescinded, the Fund    will
                       conduct its operations in a
                       manner consistent with this
                       view. This limitation   on
                       investment in illiquid securities
                       does not apply to certain
                       restricted securities, including
                       securities pursuant to Rule
                       144A under the Securities Act
                       of 1933, as amended, and
                       certain commercial paper that
                       the Adviser has determined to
                       be liquid under procedures
                       approved by the Board.
------------------------------------------------------------------------------------------------------------------------------------


    Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund's and the Acquiring Fund's investment policies and restrictions may be found in its respective SAI.

COMPARISON OF SHARE CLASSES AND DISTRIBUTION ARRANGEMENTS

    Investor Class shares of the Target Fund will be exchanged for Advisor Shares of the Acquiring Fund. Investor Class shares of the Target Fund and Advisor Shares of the Acquiring Fund do not impose an initial sales charge or contingent deferred sales charge and are not subject to fees payable under a shareholder servicing plan. However, Investor Class shares of the Target Fund and Advisor Shares of the Acquiring Fund are subject to fees payable under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act in the amount of 0.25% of each such Fund's average daily net assets. The Acquiring Fund also offers Institutional Shares, which are subject to different sales charges and distribution and shareholder servicing arrangements, but are not part of this Reorganization.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES, EXCHANGE POLICIES AND REDEMPTION FEES

    PURCHASE PROCEDURES. The purchase procedures employed by the Target Fund and the Acquiring Fund differ in some respects. Each Fund offers shares through its distributor on a continuous basis. Investor Class shares of the Target Fund may not be purchased from the Fund directly, and may only be purchased through authorized financial intermediaries. Advisor Shares of the Acquiring Fund may be purchased directly through the Acquiring Fund's transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares of both Funds by mail, wire, or telephone. Shares of the Target Fund may be purchased by internet but shares of the Acquiring Fund may not. Investor Class shares of the Target Fund require a minimum investment of $2,500. The minimum subsequent investment amount for Investor Class shares of the Target Fund is $250. The Target Fund reserves the right to waive or change investment minimums. Advisor Shares of the Acquiring Fund require a minimum investment of $10,000 ($3,000 for IRAs); there are no minimums for subsequent investments and the Acquiring Fund may accept investments of smaller amounts in its sole discretion. The Acquiring Fund's investment minimums will be waived for Target Fund shareholders who receive Acquiring Fund shares in the Reorganization.

   REDEMPTION PROCEDURES. The redemption procedures employed by the Target Fund and the Acquiring Fund differ in some respects. Investor Class shares of the Target Fund may not be redeemed from the Target Fund directly, and may only be redeemed through authorized financial intermediaries. Please contact your financial intermediary or, with respect to shares owned through a retirement plan, refer to the appropriate plan documents for details. For the Acquiring Fund, if you own your shares directly, you may redeem your shares on any day that the NYSE is open for business by contacting the Fund directly by mail or telephone. If you own your shares through an account with a broker or other financial intermediary, you may contact that broker or intermediary to redeem your shares. The sale price will be the net asset value next determined after the Target Fund or Acquiring Fund, as applicable, receives your request. Both the Target Fund and the Acquiring Fund reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as redemption in-kind).

   The Target Fund and the Acquiring Fund have different policies with respect to shareholder accounts with low balances. Generally, for the Acquiring Fund, if your account balance drops below $10,000 ($3,000 for IRAs) with respect to Advisor Shares because of redemptions, you may be required to sell your shares. The Acquiring Fund generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Additional information regarding the redemption procedures of the Target Fund and the Acquiring Fund is available in their respective prospectuses.

   EXCHANGE POLICIES. The Target Fund and Acquiring Fund have different policies with respect to exchanging shares. The Target Fund does not offer exchange privileges because Champlain does not, and New Sheridan, when it served as the Fund's investment adviser, did not, manage another series of the Target Trust. For the Acquiring Fund, at no charge, you may exchange the Advisor Shares of the Acquiring Fund that you receive in the Reorganization for Advisor Shares of another series of the Acquiring Trust to which Champlain serves as investment adviser. You may only exchange shares of the Acquiring Fund between accounts with identical registrations (i.e., the same names and addresses). Additional information regarding the Target Fund and the Acquiring Fund, including their exchange policies, is available in their respective prospectuses.

   REDEMPTION FEES. The Target Fund and the Acquiring Fund each charge the same redemption fee. Each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. Each Fund permits waivers of its redemption fee under the same circumstances. More information about the Target Fund's redemption fee is available in its prospectus under the heading "Redemption Fees," and more information about the Acquiring Fund's redemption fee is available in its prospectus under the heading "Redemption Fee."

COMPARISON OF DISTRIBUTION POLICIES

    Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

      The Target Fund is a series of a Delaware statutory trust and governed by its governing instruments and the laws of the State of Delaware. The Acquiring Fund is a series of a Massachusetts business trust and governed by its governing instruments and the laws of the Commonwealth of Massachusetts. While the governing instruments and governing law of the Funds have certain similar provisions, there are differences that might impact how a Fund is governed. A discussion, but not a complete description, of important provisions of and the material differences between the governing instruments and governing laws of the Target Fund and the Acquiring Fund can be found at Exhibit C to this Proxy Statement/Prospectus. Further information about each Fund's governance structure is contained in the Fund's SAI and its governing documents, which are on file with the SEC.

  At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares.

WHERE TO FIND MORE INFORMATION

    For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds' prospectuses. For the Target Fund, see (i) "Management" and "Portfolio Managers" for more information about the management of the Fund; (ii) "Dividends and Distributions" for more information about the Fund's policy with respect to dividends and distributions; (iii) "Share Transactions" for more information about the pricing, purchase, redemption and repurchase of shares of the Fund; and (iv) "Taxes" for more information about tax consequences to shareholders of various transactions in shares of the Fund. For the Acquiring Fund, see (i) "Investment Advisers" and "Portfolio Managers" for more information about the management of the Fund; (ii) "Dividends and Distributions" for more information about the Fund's policy with respect to dividends and distributions; (iii) "Purchasing and Selling Shares" for more information about the pricing, purchase, redemption and repurchase of shares of the Fund; and (iv) "Taxes" for more information about tax consequences to shareholders of various transactions in shares of the Fund.

                          THE PROPOSED REORGANIZATION

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

    The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Agreement and Plan of Reorganization. A summary of the material provisions of the Agreement and Plan of Reorganization is provided below and is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

    With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and Plan of Reorganization and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund's custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Closing Date (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement and Plan of Reorganization. The value of your account with the Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the Target Fund immediately prior to the Reorganization.

    If shareholders of the Target Fund approve the Agreement and Plan of Reorganization, the shareholders will receive Advisor Shares of the Acquiring Fund in exchange for their Investor Class shares of the Target Fund, as described above under the section of this Proxy Statement/Prospectus entitled "Comparison of Share Classes and Distribution Arrangements."

     The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement and Plan of Reorganization that are customary in matters such as the Reorganization.

    If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement and Plan of Reorganization are satisfied or waived, consummation of the Reorganization (the "Closing") is expected to occur on or around November 16, 2015 (the "Closing Date"), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the "Effective Time").

    Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be canceled in accordance with its governing documents and applicable law.

    The obligations of the Acquiring Fund and the Target Fund are subject to other conditions, including the following conditions:

     o the Acquiring Fund Registration Statement on Form N-14 under the 1933 Act, of which this Proxy Statement/Prospectus is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

     o the shareholders of the Target Fund shall have approved the Agreement and Plan of Reorganization;

     o the Acquiring Fund and Target Fund have each delivered an officer's certificate certifying that all agreements and commitments set forth in the Agreement and Plan of Reorganization have been satisfied; and

     o the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement and Plan of Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

    If shareholders of the Target Fund do not approve the Agreement and Plan of Reorganization or if the Reorganization does not otherwise close, the Target Trust Board will consider what additional action to take. The Agreement and Plan of Reorganization may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement and Plan of Reorganization may be amended or modified in a writing signed by the parties to the Agreement and Plan of Reorganization.

BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

   The Target Trust Board preliminarily discussed the Reorganization at its meeting on May 13, 2015, and at greater length at its meeting on August 14, 2015. The Target Trust Board received various reports and information from representatives of Champlain and the Acquiring Trust, including but not limited to, a response to a due diligence request, drafts of the Agreement and Plan of Reorganization, drafts of the Prospectus and Statement of Additional Information for the Acquiring Fund, and other materials. The Target Trust Board discussed these materials with the representatives and the independent trustees discussed these matters separately with independent legal counsel during an executive session. In conducting their review, the Target Trust Board concluded that no single factor was identified by the Target Trust Board to be determinative as the principal factor in whether the Reorganization would be in the best interests of the Target Fund and its shareholders and in whether to recommend approval of the Reorganization.

   The Target Trust Board considered many factors during its review of the Reorganization. Among other considerations, the Target Trust Board noted that:

     o Champlain determined to acquire New Sheridan based on its belief that it could provide New Sheridan with the resources, infrastructure, and marketing support necessary for New Sheridan to grow its existing emerging market and frontier market asset management business.

          o On June 30, 2015, the Champlain-New Sheridan Transaction was consummated whereby Champlain acquired New Sheridan, and all employees of New Sheridan became employees of Champlain. Champlain currently serves as investment adviser to the Target Fund pursuant to the Interim Advisory Agreement.

          o Champlain also serves as investment adviser to other mutual funds that are series of the Acquiring Trust.

          o Therefore, Champlain proposed to reorganize the Target Fund into the Acquiring Fund in order to realize operational and administrative efficiencies that may result from managing the Target Fund on the same platform as the other funds it advises.

     o The Acquiring Fund, which will have no assets immediately prior to the closing, will have the same investment objective, principal investment strategies, risks, and portfolio managers as is currently in place for the Target Fund.

     o The Acquiring Fund and its Adviser Class, as appropriate, will also have the same redemption fee, management fee, and Rule 12b-1 fee as is currently in place for the Target Fund and its Investor Class, as appropriate.

     o The Acquiring Fund will also maintain in the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement currently provided by the Target Fund to its shareholders for at least two years from the date of the closing of the Reorganization.

   On the basis of these considerations, among others, the Target Trust Board concluded that: (1) the Reorganization is in the best interests of the Target Fund and its shareholders, and (2) the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. Accordingly, the Target Trust Board unanimously recommended approval of the Reorganization.

FEDERAL INCOME TAX CONSIDERATIONS

   The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

   The Reorganization is intended to be a tax-free reorganization pursuant to
Section 368(a)(1)(F) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

     o no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization;

     o no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;

     o the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder's aggregate tax basis of the shares of the Target Fund immediately before the Reorganization;

     o the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing);

     o the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange;

     o the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;

     o the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code; and

     o the consummation of the Reorganization will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

     Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Morgan, Lewis & Bockius LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Morgan, Lewis & Bockius LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Such opinion will be conditioned upon the performance by the Target Fund and the Acquiring Fund of their respective undertakings in the Agreement and Plan of Reorganization and upon the representation letters provided by officers of the Funds to Morgan, Lewis & Bockius LLP. A copy of the opinion will be filed with the SEC and will be available for public inspection. See "WHERE TO FIND ADDITIONAL INFORMATION."

   Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

   The tax attributes, including capital loss carryovers, of the Target Fund will move to the Acquiring Fund in the Reorganization. The ability of the Acquiring Fund to carry forward capital losses (if any) of the Target Fund and use such losses to offset future gains generally will not be limited as a direct result of the Reorganization.

   Significant holders of shares of Target Fund (generally, those holders that own at least 1% of the total outstanding stock of Target Fund or that own Target Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation 1.368-3(b).

   If you acquired different blocks of shares of Target Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of stock in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain federal income tax consequences.

COSTS OF THE REORGANIZATION

    The costs related to the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization, will be borne by Champlain or its affiliates. Neither the Target Fund nor the Acquiring Fund will bear any related costs of the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the Prospectus/Proxy Statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings.

BOARD RECOMMENDATION

   The Target Trust Board unanimously recommends that shareholders of the Target Fund approve the proposed Reorganization.

        PROPOSAL 2: TO APPROVE AN INTERIM INVESTMENT ADVISORY AGREEMENT

   Upon the closing of the Champlain-New Sheridan Transaction, which occurred on June 30, 2015, Champlain acquired New Sheridan, and the Target Fund's portfolio managers became employees of Champlain. The closing of the Champlain-New Sheridan Transaction resulted in control of New Sheridan under the 1940 Act, resulting in the assignment and automatic termination of the investment advisory agreement between New Sheridan and the Target Trust, on behalf of the Target Fund, in place prior to the closing of the Champlain-New Sheridan Transaction (the "Prior Advisory Agreement"). Section 15(a)(4) of the 1940 Act requires the automatic termination of an advisory contract when it is assigned. The Interim Advisory Agreement became effective on June 30, 2015 and allows Champlain to provide for continuous management of the Target Fund by the Target Fund's portfolio managers. The Interim Advisory Agreement will remain in effect only until the earlier of closing of the Reorganization, if approved by shareholders, or 150 days following the effective date of the Interim Advisory Agreement, which is November 27, 2015.

   The fees paid under the Interim Advisory Agreement are held in escrow and will only be paid to Champlain if shareholders approve this Proposal 2. You are being asked to approve the Interim Advisory Agreement to allow for the payment to Champlain of investment advisory fees earned by Champlain under the Interim Advisory Agreement. The fee rates paid under the Interim Advisory Agreement are the same as the fee rates paid under the Prior Advisory Agreement. If shareholders do not approve this Proposal 2, Champlain will be entitled to receive the lesser of its costs incurred in performing the services under the Interim Advisory Agreement and the total fees held in escrow pursuant to the Interim Advisory Agreement. A copy of the Interim Advisory Agreement is attached as Exhibit E to this Proxy Statement/Prospectus.

   The substantive terms of the Interim Advisory Agreement are substantially identical to the Prior Advisory Agreement except for the effective date, termination date, and fee escrow provisions, and except for the fact that Champlain is the investment adviser to the Target Fund under the Interim Advisory Agreement and New Sheridan was the investment adviser under the Prior Advisory Agreement.

BOARD CONSIDERATIONS IN APPROVING THE INTERIM ADVISORY AGREEMENT

   The Target Trust Board preliminarily discussed the Interim Advisory Agreement at its meeting on May 13, 2015. The Target Trust Board received various reports and information from representatives of Champlain and New Sheridan. The Target Trust Board discussed these materials with the representatives, and the independent trustees discussed these matters separately with independent legal counsel during an executive session. In approving the Interim Advisory Agreement with Champlain, the Trustees of the Target Trust Board (the "Trustees"), including all of the Independent Trustees, considered the following factors with respect to the Target Fund:

     INVESTMENT ADVISORY FEE RATE: The Target Trust Board reviewed and considered the Interim Advisory Agreement, noting that the management fee rate to be paid by the Target Trust on behalf of the Target Fund to Champlain of 1.35% of the Target Fund's daily average net assets was identical to the management fee rate in the investment advisory agreement that was in place with New Sheridan. The Target Trust Board also noted that Champlain would agree to an expense waiver that would be identical in all material respects to the expense waiver between the Target Fund and New Sheridan.

   NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE INVESTMENT ADVISORY
AGREEMENT: The Target Trust Board received and considered information regarding the nature, extent and quality of services to be provided to the Target Fund under the Interim Advisory Agreement with Champlain. The Trustees reviewed certain background materials supplied by both Champlain and New Sheridan.

   The Trustees reviewed and considered the investment advisory personnel, Champlain's history as an asset manager and the portfolio managers' performance. The Trustees also reviewed the research and decision-making processes utilized by portfolio managers, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Target Fund.

   The Trustees considered the background and experience of Champlain's and New Sheridan's management, including reviewing the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Target Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed, among other things, Champlain's and New Sheridan's Code of Ethics.

   PERFORMANCE: The Target Trust Board noted that since the Target Fund was launched in September 2014, there was less than a full year of performance to be reviewed or analyzed at this time. The Trustees also considered Champlain's and New Sheridan's reputation generally and its investment techniques, risk management controls and decision-making processes.

   ACCOUNTS USING COMPARABLE STRATEGIES: The Target Trust Board noted that neither New Sheridan nor Champlain managed any other product whose investment strategy and role in managing the product was comparable to the Target Fund.

   THE ADVISER'S PROFITABILITY: The Trustees received and considered a projected profitability analysis based on the fees to be payable under the Interim Advisory Agreement. The Trustees considered the profits, if any, anticipated to be realized by Champlain in connection with the operation of the Target Fund. The Trustees then reviewed and discussed Champlain's financial statements in order to analyze the financial condition, stability and profitability of Champlain.

   ECONOMIES OF SCALE: The Trustees considered whether economies of scale in the provision of services to the Target Fund would be passed along to the shareholders under the Interim Advisory Agreement. However, economies of scale are not anticipated at projected Target Fund asset levels in the near term.

   OTHER BENEFITS TO THE ADVISER: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Champlain from its relationship with the Target Fund.

   The Target Trust Board summarized its deliberations with respect to the Interim Advisory Agreement with Champlain. In selecting Champlain and the fees charged under the Interim Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Interim Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

     o the contractual annual advisory fees of 1.35% of the Target Fund's daily average net assets to be paid to Champlain was identical to the advisory fee currently in place with New Sheridan;

     o the terms of the proposed fee waiver/expense reimbursement letter agreement between the Target Trust, on behalf of the Target Fund, and Champlain, were identical in all material respects to the agreement in place with New Sheridan;


     o the nature, extent and quality of services to be rendered by Champlain under the Interim Advisory Agreement were adequate;

     o since the Target Fund was launched in September 2014, there was less than a full year of performance to be reviewed or analyzed at this time;

     o neither New Sheridan nor Champlain managed any other product whose investment strategy and role in managing the product was comparable to the Target Fund;

     o the estimated profitability of Champlain in connection with the management of the Target Fund was not expected to be unreasonable; and

     o there were no material economies of scale or other material incidental benefits accruing to Champlain in connection with its relationship with the Target Fund.

   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Champlain's proposed compensation for investment advisory services is consistent with the best interests of the Target Fund and its shareholders. The Target Trust Board approved the Interim Advisory Agreement and recommended it for approval by the Target Fund shareholders.

INFORMATION ABOUT CHAMPLAIN INVESTMENT PARTNERS, LLC

   Information about Champlain is included under Proposal 1 under "How do the investment advisers and other service providers of the Funds compare?".

BOARD RECOMMENDATION

   The Target Trust Board unanimously recommends that shareholders of the Target Fund approve the Interim Advisory Agreement.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

    You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Trust Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

    This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about October 22, 2015 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding Investor Class shares of the Target Fund, the only outstanding class, on August 14, 2015 can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

    Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of this Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a "legal proxy" from them in order to vote your shares at the Meeting.

VOTING RIGHTS

   Only shareholders of record of the Target Fund on the Record Date may vote. Shareholders of record on the Record Date are entitled to be present and to vote at the Meeting. Each share or fractional share is entitled to one vote or fraction thereof. The Target Fund's shareholders will vote separately on each Proposal.

   Each proxy solicited by the Target Trust Board which is properly executed and returned in time to be voted at the Meeting will be voted at the Meeting in accordance with the instructions on the proxy. If no instructions are marked on the proxy card(s), the proxy will be voted FOR each proposal. Any proxy may be revoked at any time prior to its use by written notification received by the Target Trust's Secretary, by the execution and delivery of a later-dated proxy, or by attending the Meeting and voting in person. Any letter of revocation or later-dated proxy must be received by the Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

   The Target Fund understands that the New York Stock Exchange ("NYSE") has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms' request for voting instructions may not vote such customer's shares on business combinations or new investment advisory contracts. Therefore, NYSE broker-dealers that have not received customer instructions will not be permitted to vote customer shares with respect to Proposal 1 regarding the Agreement and Plan of Reorganization or Proposal 2 regarding the Interim Advisory Agreement. A signed proxy card or other authorization by a beneficial owner of Fund shares that does not specify how the beneficial owner's shares are to be voted on a proposal may be deemed to be an instruction to vote such shares in favor of the applicable proposal.

   Abstentions and broker non-votes will be counted as present for purposes of determining whether a quorum is present. The effect of an abstention or broker non-vote will be the same as votes against the proposal because an absolute percentage of affirmative votes is required, regardless of the number of votes cast, and neither an abstention nor a broker non-vote is an affirmative vote. "Broker non-votes" occur where: (i) shares are held by brokers or nominees, typically in "street name"; (ii) instructions have not been received from the beneficial owners or persons entitled to vote the shares; and (iii) the broker or nominee does not have discretionary voting power on a particular matter.

QUORUM; ADJOURNMENT

   Thirty percent (30%) of the Target Fund's shares outstanding on the Record Date and entitled to vote, present and in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Target Fund at the Meeting; but any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments. In the event a quorum is present at the Meeting, but sufficient votes to approve a proposal have not been received or in the discretion of such persons, the chairman of the meeting or persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. A shareholder vote may be taken on the proposal referred to above prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting (including abstentions and broker non-votes) in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR any such proposal in favor of such adjournment and will vote those proxies required to be voted for rejection of such proposal against any such adjournment. In the event of an adjournment, no notice is required other than an announcement at the meeting at which adjournment is taken.

VOTE REQUIRED

   Shareholders will vote separately on each Proposal. Shareholder approval of Proposal 1 will require the affirmative vote of a majority of the votes cast on Proposal 2 at the Meeting if a quorum is present. Shareholder approval of Proposal 2 will require the affirmative vote of a "majority of the outstanding voting securities" of the Target Fund as defined in the 1940 Act. This means the lesser of (1) 67% or more of the shares of the Target Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

   If the shareholders of the Target Fund approve the Agreement and Plan of Reorganization, its effectiveness is conditioned upon the Closing, which in turn is conditioned on the satisfaction or waiver of certain conditions set forth in the Agreement and Plan of Reorganization. Please refer to the section of this Proxy Statement/Prospectus entitled "THE PROPOSED REORGANIZATION -- Summary of Agreement and Plan of Reorganization" for a summary of certain such conditions.

   To assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience. Alternatively, you may vote by telephone or through the Internet at the number or website address printed on the enclosed proxy card(s).

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

    A list of the name, address, and percent ownership of each person who, as of August 14, 2015, to the knowledge of the Target Fund, owned 5% or more of the outstanding Investor Class shares of the Target Fund can be found at Exhibit B to this Proxy Statement/Prospectus.

    Information regarding the ownership of shares of the Target Fund by the Trustees and executive officers of the Target Trust also can be found at Exhibit B.

                                 OTHER MATTERS

CAPITALIZATION

    The following table shows the capitalization of the Target Fund as of July 31, 2015 and of the Acquiring Fund on a PRO FORMA combined basis (unaudited) as of July 31, 2015 giving effect to the proposed Reorganization. The following is an example of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization was consummated on July 31, 2015, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date. The Acquiring Fund is a shell fund that will commence operations on the Closing Date. The Target Fund will be the accounting survivor for financial statement purposes.

    The capitalizations of the Target Fund, the Acquiring Fund, and their share classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

------------------------------------------------------------------------------------------------------------------------------------
                                       NEW SHERIDAN             CHAMPLAIN              PRO FORMA            CHAMPLAIN
                                        DEVELOPING           EMERGING MARKETS          ADJUSTMENTS       EMERGING MARKETS
                                       WORLD FUND            FUND (ACQUIRING                                   FUND
                                       (TARGET FUND)               FUND)                                    (PRO FORMA)
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares Net Assets      $2,616,980.97                  $ --           $(2,616,980.97)                 $ --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares Outstanding       312,487.166                    --             (312,487.166)                   --
------------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares Net Asset            $8.37468                  $ --                $(8.37468)                 $ --
Value Per Share
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares Net Assets                      $ --                  $ --            $2,616,980.97         $2,616,980.97
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares Outstanding                       --                    --              312,487.166           312,487.166
------------------------------------------------------------------------------------------------------------------------------------
Advisor Shares Net Asset Value                 $ --                  $ --                 $8.37468              $8.37468
Per Share
------------------------------------------------------------------------------------------------------------------------------------

DISSENTERS' RIGHTS

    If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters' rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

    The Funds do not generally hold annual meetings of shareholders. A Target Fund shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders hereafter called should send the proposal to the Secretary of the Target Trust at the Target Trust's principal offices within a reasonable time before the solicitation of proxies for such meeting occurs. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

                      WHERE TO FIND ADDITIONAL INFORMATION

    This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Target Fund as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each

Fund's registration statement, which contains the Fund's prospectus and related SAI, is 811-22747 for the Target Trust and 811-07102 for the Acquiring Trust.

    Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files or will file reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

                                                                       EXHIBIT A

                     OUTSTANDING SHARES OF THE TARGET FUND

As of August 14, 2015, there was the following number of Investor Class shares outstanding of the Target Fund:


                                                              NUMBER OF SHARES
TARGET FUND SHARE CLASS                                          OUTSTANDING
--------------------------------------------------------------------------------
New Sheridan Developing World Fund
  Investor Class                                                 315,952.513

                                                                       EXHIBIT B

                          OWNERSHIP OF THE TARGET FUND

SIGNIFICANT HOLDERS

    Listed below are the name, address, and percent ownership of each person who, as of August 14, 2015, to the best knowledge of the Target Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to "control" the Target Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


                                                        NUMBER          PERCENT
                                          CLASS OF      OF SHARES       OWNER OF
NAME AND ADDRESS                           SHARES        OWNED          RECORD*
--------------------------------------------------------------------------------
ROTH Capital Partners LLC                 Investor    100,098.733       31.68%
888 San Clemente Drive Suite 400,
Newport Beach, CA 92660

Colorado State Bank & Trust               Investor      73,135.83       23.15%
Richard R. Hoss IRA
19346 Via Cuesta, Ramona, CA 92065

D.A. Davidson & Co.                       Investor     26,314.073        8.33%
William D Quigg IRA
83rd Street N, Great Falls, MT 59401

Charles Schwab & Co., Inc                 Investor     41,868.634       13.25%
ATTN: Mutual Funds 211 Main St
San Francisco, CA 94105

* The Target Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

SECURITY OWNERSHIP OF MANAGEMENT AND TRUSTEES

    To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of August 14, 2015.

                                                                       EXHIBIT C

    COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

The Target Fund is a series of the Target Trust, a Delaware statutory trust. If the Reorganization is approved, the Target Fund will reorganize into the Acquiring Trust, a Massachusetts business trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Fund and the Acquiring Fund, but is not a complete description thereof. Further information about each Fund's governance structure is contained in each Fund's governing documents.

SHARES. The Trustees of the Target Fund and the Acquiring Fund each have the power to issue shares without shareholder approval. The governing documents of the Target Fund and the Acquiring Fund indicate that the amount of shares that the Target Fund and the Acquiring Fund each may issue is unlimited. Shares of the Target Fund and the Acquiring Fund have no preemptive rights.

ORGANIZATION. The Target Fund is a series of the Target Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act. The Target Trust is governed by its Declaration of Trust (the "Declaration") and its Bylaws, each as may be amended, and its business and affairs are managed under the supervision of the Target Trust Board. The Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust formed under the laws of the Commonwealth of Massachusetts. The Acquiring Trust is governed by its Amended and Restated Agreement and Declaration of Trust (also, a "Declaration" and, together with the Declaration of the Target Trust, the "Declarations") and its Second Amended and Restated Bylaws, and its business and affairs are managed under the supervision of the Acquiring Trust Board.

COMPOSITION OF THE BOARD OF TRUSTEES. The Target Trust Board shall be composed of between no less than three nor more than fifteen Trustees, each of whom shall hold office until the election and qualification of his or her successor, or until he or she sooner resigns, retires or is removed. Any Trustee of the Target Trust Board may be removed by a written instrument signed by at least two-thirds of the number of Trustees prior to such removal. Any Trustee may be removed by a vote of two-thirds of the outstanding shares of the Target Trust.

The Acquiring Trust Board shall be composed of between no less than three nor more than fifteen Trustees, each of whom shall hold office during the lifetime of the Acquiring Trust or until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. By vote of the shareholders holding a majority of the shares entitled to vote, the shareholders of the Acquiring Trust may remove a Trustee with or without cause. By vote of a majority of the Trustees then in office, the Trustees may remove a Trustee.

SHAREHOLDER MEETINGS AND RIGHTS OF SHAREHOLDERS TO CALL A MEETING. Neither the Target Fund nor the Acquiring Fund is required to hold annual meetings of shareholders.

The Declaration of the Target Trust provides that shareholder meetings may be called by the president of the Target Trust or the Target Trust Board for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the Declaration or upon any other matter upon which shareholder approval is deemed by the Target Trust Board to be necessary or desirable. Except as required by federal law, including the 1940 Act, shareholders of the Target Trust are not entitled to call shareholder meetings. To the extent required by federal law, including the 1940 Act, special meetings of the shareholders shall be called by the secretary upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Target Trust issued and outstanding required by federal law, including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Target Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.


The Bylaws of the Acquiring Fund provide that special meetings of shareholders may be called by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 25% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call such meeting.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Fund and the Acquiring Fund do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Fund or Acquiring Fund, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Fund and the Target Fund, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund and the Acquiring Fund are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting. These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

NUMBER OF VOTES; AGGREGATE VOTING. The governing instruments of the Target Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held, unless the Trustees determine in any particular case that each dollar of net asset value shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. The governing instruments of the Acquiring Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the Target Fund and the Acquiring Fund are not entitled to cumulative voting in the election of Trustees. The governing instruments of the Target Fund provide that all shares shall be voted separately by individual series, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more classes within a series, in which case any such matter shall only be voted on by such class or classes. The governing instruments of the Acquiring Fund provide that all shares shall be voted by individual series or class, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (2) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote.

DERIVATIVE ACTIONS. Shareholders of the Target Fund are not permitted to bring an action on behalf of the Target Trust unless shareholders owning no less than a majority of the then outstanding shares, or series or class thereof, join in the bringing of such action. Shareholders of the Target Fund are not entitled to participate in a derivative or class action lawsuit on behalf of any other series or any other class or on behalf of the shareholders in any other series or any other class of the Target Trust than the series or class of shares owned by such Shareholder.

Shareholders of the Acquiring Fund have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Fund or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.

RIGHT TO VOTE. The 1940 Act provides that shareholders of the Target Fund and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of the Target Fund and the Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and the Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable state law.

Target Fund shareholders have the right to vote on (1) the election or removal of Trustees, as provided in the Declaration of the Target Trust; (2) the approval of a contract with a third party provider of services as to which shareholder approval is required by the 1940 Act; (3) the termination or reorganization of the Target Trust to the extent and only as provided in the Declaration of the Target Trust; and (4) any court action, proceeding or claim brought or maintained derivatively or as a class action on behalf of the Target Trust, any series or class thereof or the shareholders of the Target Trust; PROVIDED, HOWEVER, that a shareholder of a particular series or class shall not be entitled to vote upon a derivative or class action on behalf of any other series or class or shareholder of any other series or class.

Acquiring Fund shareholders have the right to vote only (1) for the election or removal of Trustees; (2) with respect to any investment adviser as provided in the Declaration of the Acquiring Trust; (3) with respect to any termination of the Acquiring Trust or the Acquiring Fund to the extent and as provided in the Declaration of the Acquiring Trust; (4) with respect to any amendment of the Declaration of the Acquiring Trust to the extent as provided in the Declaration of the Acquiring Trust; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Trust or the shareholders; and
(6) with respect to such additional matters relating to the Acquiring Trust as may be required by law, by the Declaration of the Acquiring Trust, by the Bylaws or by any registration of the Acquiring Trust with the SEC or any state, or as the Acquiring Trustees may consider necessary or desirable.

QUORUM AND VOTING. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of
(a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Except as otherwise provided by the 1940 Act or other applicable law, for the Target Trust, the presence in person or by proxy of shareholders entitled to cast at least 30% of the votes entitled to be cast on any particular matter shall be a quorum as to such matter; PROVIDED, HOWEVER, that any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments, and, if a quorum is present, any matter upon which the shareholders vote shall be approved by the affirmative vote of a majority of the votes cast on such matter, except that Trustees shall be elected by the affirmative vote of a plurality of the votes cast at such a meeting.

Except as otherwise provided by the 1940 Act, for the Acquiring Trust, a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law or of the Declaration of the Acquiring Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class, and, if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees, provided that where any provision of law or of the Declaration of the Acquiring Trust permits or requires that the holders of any series or class shall vote as a series or class, then a majority of the shares of that series or class voted on the matter shall decide that matter insofar as that series or class is concerned.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as described below, the Trustees of the Target Fund and the Acquiring Fund have the right to amend, from time to time, the governing instruments.

For the Target Fund, except as otherwise provided in the Bylaws or as required by the 1940 Act or other applicable law, the Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

For the Acquiring Fund, the Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such majority.

For the Target Fund, except as otherwise provided in the Declaration of the Target Trust or as required by the 1940 Act or other applicable law, the Declaration of the Target Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office.

For the Acquiring Fund, the Declaration of the Acquiring Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series as classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series or classes affected and no vote of shareholders of a series or of classes not affected shall be required. Amendments having the purpose of changing the name of the Acquiring Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of the Acquiring Trust shall not require authorization by shareholder vote.

MERGERS, REORGANIZATIONS AND CONVERSIONS. For the Target Fund, subject to the right of shareholders, if any, to vote pursuant to the Declaration, the Trustees may cause the Target Trust, or the Target Fund, (1) to consolidate with one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a new consolidated trust, partnership, association or corporation under the laws under which any one of the constituent entities is organized, or (2) to merge into one or more other trusts, partnerships, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or to have one or more such trusts, partnerships, associations or corporations merged into it, any such consolidation or merger to be upon such terms and conditions as are specified in an agreement and plan of reorganization entered into by the Target Trust, or the Target Fund as the case may be, in connection therewith.

The governing instruments of the Acquiring Fund provide that the Acquiring Fund may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. Any such consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without the approval of shareholders of any series.

TERMINATION OF A FUND. Subject to approval by the affected shareholders, the Target Fund may be terminated by an instrument executed by a majority of the Trustees then in office; PROVIDED, HOWEVER, that no approval of shareholders is necessary if a majority of the Trustees determines that the continuation of the Target Fund is not in the best interests of the Target Fund or the affected shareholders as a result of factors or events adversely affecting the ability of the Target Fund to conduct its business and operations in an economical viable manner.

With respect to the Acquiring Fund, the affirmative vote of the shareholders holding at least a majority of the shares entitled to vote or by the Trustees by written notice to the shareholders, is required for termination of the Acquiring Fund.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Fund and the Acquiring Fund generally provide that shareholders will not be subject to personal liability for the obligations of a Fund. The governing instruments for the Target Fund also contain an express disclaimer of shareholder liability for acts of the Target Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Target Trust. The governing instruments for the Acquiring Fund also contain an express disclaimer of personal liability for shareholders. Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the possibility of the shareholders incurring financial loss appears remote as the Acquiring Fund's Declaration contains an express disclaimer of shareholder liability for obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Acquiring Fund or the Trustees. Moreover, the Acquiring Fund's declaration provides for indemnification out of the Acquiring Fund property for any shareholder held personally liable for the obligations of the Acquiring Fund.

LIABILITY OF TRUSTEES AND OFFICERS. Consistent with the 1940 Act, the governing instruments for the Acquiring Fund provide that no Trustee or officer, and the governing instruments of the Target Fund provide that no Trustee, shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office ("Disqualifying Conduct").

INDEMNIFICATION. The Declaration of the Target Fund provides that every person who is, or has been, a Trustee, officer, employee or agent of the Target Trust, including persons who serve at the request of the Target Trust as directors, trustees, officers, employees or agents of another organization in which the Target Trust has an interest as a shareholder, creditor or otherwise ("Covered Persons"), shall be indemnified by the Target Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof. No indemnification shall be provided to a Covered Person: (a) for any liability to the Target Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in Disqualifying Conduct; (b) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Target Trust; or (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in Disqualifying Conduct by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) by a vote of a majority of the Trustees who are not "interested persons" of the Target Trust as that term is defined in the 1940 Act, acting on the matter (provided that a majority of such Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The Declaration of the Acquiring Trust generally provides that every person who is, or has been, a Trustee or officer of the Acquiring Trust shall be indemnified by the Acquiring Trust to the fullest extent permitted by law for any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in settlement thereof. No indemnification shall be provided to a Trustee or officer: (a) against any liability to the Acquiring Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in Disqualifying Conduct; (b) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Acquiring Trust; or (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b) above) and resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in Disqualifying Conduct by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to full trial-type inquiry), that he or she did not engage in such conduct (i) by a vote of a majority of the Trustees who are not "interested persons" of the Acquiring Trust as that term is defined in the 1940 Act, acting on the matter (provided that a majority of such Trustees then in office act on the matter), or (ii) by written opinion of independent legal counsel.

                                                                       EXHIBIT D

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is adopted as of this [____] day of [_______], 2015 by and among (i) The Advisors' Inner Circle Fund II, a Massachusetts voluntary association (commonly known as a "business trust") ("ACQUIRING ENTITY"), on behalf of one of its series, Champlain Emerging Markets Fund ("ACQUIRING FUND"); (ii) ALPS Series Trust, a Delaware statutory trust (the "TARGET ENTITY"), on behalf of one of its series, the New Sheridan Developing World Fund (the "TARGET FUND"); and (iii) solely for the purposes of Sections [5.1(f) and 9.2] of this Agreement, Champlain Investment Partners, LLC, a [_______] limited liability company ("CHAMPLAIN"), investment adviser of the Acquiring Fund and Target Fund. Other than the Target Fund and the Acquiring Fund, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

                    WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the Assets (as defined in [Section 1.1(b)]) and assume all of the Liabilities (as defined in [Section 1.1(c)]) of the Target Fund in exchange for the class of shares of the Acquiring Fund designated "Advisor Shares" ("ACQUIRING FUND SHARES") of equal value to the net assets of the Target Fund, and (ii) the Target Fund will distribute such Acquiring Fund Shares to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION");

                    WHEREAS, the Acquiring Fund is, and will be immediately prior to the Closing (as defined in [Section 3.1]), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund; and

                    WHEREAS, the Acquiring Entity and the Target Entity each is an open-end management investment company registered with the Securities and Exchange Commission (the "COMMISSION").

                    WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "CODE").

                    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   DESCRIPTION OF THE REORGANIZATION

     1.1 Provided that all conditions precedent to the Reorganization set forth herein have been satisfied as of the Closing Date (as defined in [Section 3.1]), and based on the representations and warranties each party provides to the others, the Acquiring Entity and the Target Entity agree to take the following steps with respect to the Reorganization:

          (a) The Target Fund shall transfer all of its Assets, as defined in [Section 1.1(b)], to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined in [Section 1.1(c)], and deliver to the Target Fund the number of full and fractional Acquiring Fund Shares determined in the manner set forth in [Section 2].

          (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash in an amount necessary to pay any distributions pursuant to [Section 7.1(f)] (collectively, "ASSETS").

          (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, "LIABILITIES"). For the avoidance of doubt, Liabilities shall include, but are not limited to, any contractual obligation of the Target Fund to reimburse Champlain (or its predecessor) for investment advisory fees previously waived or Target Fund expenses previously reimbursed notwithstanding the fact that the agreement between the Target Fund and Champlain giving rise to such obligation may terminate as of the Closing Date.

          (d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record ("TARGET FUND SHAREHOLDERS") the Acquiring Fund Shares received by the Target Fund pursuant to [Section 1.1(a)] on a PRO RATA basis, and the Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to the Target Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

          (e) Ownership of Acquiring Fund Shares will be shown on its books, as such are maintained by the Acquiring Fund's transfer agent.

2. VALUATION

     2.1 With respect to the Reorganization:

          (a) The net value of the Target Fund's Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities using the valuation procedures established by the Acquiring Fund's Board of Trustees ("ACQUIRING FUND'S VALUATION PROCEDURES").

          (b) The number of Acquiring Fund Shares (including fractional shares, if any, rounded to the nearest thousandth) issued by the Acquiring Fund in exchange for the Target Fund's Assets shall equal the number of Investor Class shares of the Target Fund outstanding as of the Valuation Time.

          (c) The net asset value per share of the Acquiring Fund Shares issued in connection with the Reorganization shall be determined to the nearest full cent as of the Valuation Time, by dividing the net value of the Target Fund's Assets (described in [Section 2.1(a)] hereof) by the number of Acquiring Fund Shares issued in connection with the Reorganization (described in [Section 2.1(b)] hereof).

          (d) All computations of value shall be made by the Acquiring Fund's administrator using the Acquiring Fund's Valuation Procedures and shall be subject to review by the Target Fund's administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party and at the cost of the requesting party.

          (e) "VALUATION TIME" shall mean immediately after the close of regular trading on the New York Stock Exchange ("NYSE") on the Valuation Date.

          (f) "VALUATION DATE" shall mean the business day next preceding the Closing Date.

3.   CLOSING AND CLOSING DATE

     3.1 The Reorganization shall close on [_______], 2015 or such other date as the parties may agree (the "CLOSING DATE"). All acts taking place at the closing of the Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the "CLOSING TIME"). The Closing of the Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

     3.2 With respect to the Reorganization:

          (a) The Target Fund's portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund's custodian (the

"ACQUIRING CUSTODIAN") for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund's custodian (the "TARGET CUSTODIAN") to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT")), in which the Assets are deposited, the Target Fund's portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers' confirmation slips.

          (b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by [Section 3.2(a)], the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Target Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer of the Target Entity stating that all such taxes have been paid or provision for payment has been made.

          (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and
(ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

          (d) The Target Entity shall direct the transfer agent for the Target Fund (the "TARGET TRANSFER AGENT") to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund Shares have been credited to the Target Fund Shareholders' accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Target Entity, on behalf of itself or, where applicable, the Target Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

          (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust and bylaws, as each may have been amended from time to time and are currently in effect ("GOVERNING DOCUMENTS"), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

          (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended ("1933 ACT"), are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority ("FINRA") is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund's prospectus and statement of additional information;

          (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund's derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

          (g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity is a party or by which it is bound;

          (h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity's or the Target Fund's knowledge, threatened against the Target Entity or the Target Fund that, if adversely determined, would materially and adversely affect the Target Entity's or the Target Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The financial statements of the Target Fund for the Target Fund's most recently completed fiscal year have been audited by an independent registered public accounting firm, which is identified in the Target Fund's prospectus or statement of additional information included in the Target Fund's registration statement on Form N-1A (the "PROSPECTUS" and "STATEMENT OF ADDITIONAL INFORMATION"). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund's most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date(s) in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date(s) not disclosed therein;

          (j) Since the last day of the fiscal half-year covered by the Target Fund's most recent semi-annual report to shareholders, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund or the discharge of the Target Fund's ordinary course liabilities shall not constitute a material adverse change;

          (k) On the Closing Date, all Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Target Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, "TAX" or "TAXES" means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. "RETURN" means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

          (l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The consummation of the transaction contemplated by the Agreement will not cause the Target Fund to fail to be qualified as a regulated investment company as of the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          (m) Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (k) or (l) of this [Section 4.1] .

          (n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

          (o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (p) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in [Section 5.1(b)]) in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

          (q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

          (r) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

          (s) The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder.

          (t) The Target Fund has no unamortized or unpaid organizational fees or expenses.

          (u) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquired Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

          (v) The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

          (w) The Acquiring Fund Shares to be issued pursuant to the terms of this Agreement are not being acquired by the Target Fund for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     4.2 The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a business trust duly formed and validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder. As used in this Agreement, the term "good standing under the laws of the Commonwealth of Massachusetts" means (i) having filed a copy of the Acquiring Entity's declaration of trust pursuant to Chapter 182 of the General Laws of the Commonwealth of Massachusetts ("CHAPTER 182"), (ii) having filed the necessary certificates required to be filed under Chapter 182, (iii) having paid the necessary fees due thereon and (iv) being authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Acquiring Entity's declaration of trust and to transact business in the Commonwealth of Massachusetts;

          (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

          (c) Prior to the Closing, the registration of the Acquiring Fund Shares to be issued in the Reorganization under the 1933 Act will be in full force and effect;

          (d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (e) The prospectuses and statements of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity's knowledge, threatened against the Acquiring Entity or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity's or the Acquiring Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (h) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets (other than nominal seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund will not have commenced operations, prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals;

          (i) The Acquiring Fund shall redeem any shares issued to its initial shareholder in connection with Section [4.2(h)] of this Agreement such that the Acquiring Fund shall have no assets as of the time immediately before the Closing;

          (j) By the Closing, the Acquiring Entity's board of trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence operations as a registered open-end management investment company, including, without limitation, approving and authorizing the execution of investment advisory contracts in the manner required by the 1940 Act and approving and authorizing the execution of such other contracts as are necessary for the operation of the Acquiring Fund;

          (k) On the Closing Date, all Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

          (l) The Acquiring Fund intends to elect and qualify as a regulated investment company for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a "fund" as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a regulated investment company from and after the Closing;

          (m) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Target Fund's stated liabilities) will be issued in exchange for the Target Fund's assets in the Reorganization.

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and, upon receipt of the Target Fund's Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Fund;

          (p) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (q) The Acquiring Fund does not directly or indirectly own, nor on the Closing will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund.

          (r) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Champlain or its affiliates.

          (s) The information provided by the Acquiring Fund for use in the N-14 Registration Statement (as defined in [Section 5.1(b)]) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein;

          (t) Acquiring Entity represents that it is not aware of any arrangement whereby it or any affiliated person of the Acquiring Entity (within the meaning of the 1940 Act) will receive any compensation directly or indirectly in connection with the Reorganization.

5.   COVENANTS OF THE ACQUIRING FUND, TARGET FUND AND CHAMPLAIN

     5.1 With Respect to the Reorganization:

          (a) The Target Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for the Target Fund may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall not have commenced operations, prepared books of account and related records or financial statements or issued any shares except for the those operations commenced, books of accounts and related records or financial statements prepared or shares issued in connection with a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals.

          (b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization and such other matters to which as the parties may agree (the "N-14 REGISTRATION STATEMENT").

          (c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund's shares.

          (e) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the "TARGET FUND SHAREHOLDER DOCUMENTATION"), certified by its transfer agent or its President or Vice-President to their knowledge and belief, (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. [section] 1.6045A -1 and [section] 1.6045B -1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the "FIN 48 WORKPAPERS"). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

          (f) Subject to the provisions of this Agreement, each party will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement. In particular, the Target Entity and Champlain each covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Target Fund's assets and otherwise to carry out the intent and purpose of this Agreement.

          (g) Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section [1.1(d)] hereof.

          (h) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of
Section 368(a)(1)(F) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan Lewis & Bockius LLP to render the tax opinion contemplated in this Agreement.

          (i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

          (j) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

          (k) The Target Entity, on behalf of the Target Fund, agrees that the acquisition of all Assets and Liabilities of the Target Fund by the Acquiring Entity, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

          (l) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Fund's Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Fund as compared to the prices of the same portfolio securities determined using the Target Fund's valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

          (m) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Fund's Valuation Procedures prior to the Closing Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

          (n) As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, (i) a statement of the earnings and profits and capital loss carryovers of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Target Entity's President and Treasurer and (ii) a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Target Entity, as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

          (o) The Target Entity agrees that the liquidation of the Target Fund will be effected in the manner provided in the Target Entity's Governing Documents in accordance with applicable law, and that on and after the Closing Date, the Target Fund shall not conduct any business except in connection with its liquidation.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

     6.1 The obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund's election, to the performance by the Acquiring Entity and the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

          (d) The Acquiring Entity has not made any material changes to the Acquiring Fund's Valuation Procedures between the date of this Agreement and the Closing Date, except as provided in Section [5.1(o)] herein;

          (e) The Target Entity shall have received a favorable opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquiring Entity, dated the Closing Date and in a form satisfactory to the Target Entity, to the following effect:

                              (i) The Acquiring Entity is duly organized,
validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The Acquiring Fund Shares to be issued for
transfer to the Target Fund's shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity's organizational documents;

                              (v) The Acquiring Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the Target
Entity, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (f) In connection with the opinion contemplated by Section [6.1(e)] of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     7.1 With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Target Entity and the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund's Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

          (d) The Target Custodian shall have delivered the certificate contemplated by Section [3.2(b)] of this Agreement, duly executed by an authorized officer of the Target Custodian;

          (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

          (f) The Acquiring Entity shall have received a favorable opinion of Davis Graham & Stubbs, LLP, counsel to the Target Entity, dated the Closing Date and in a form satisfactory to the Acquiring Entity, to the following effect:

                              (i) The Target Entity is duly organized, validly
existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Target Entity and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The Target Fund has the power to sell,
assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Target Entity of its obligations hereunder will not, violate the Target Entity's organizational documents;

                              (v) The Target Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the
Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (g) In connection with the opinions contemplated by Section [7.1(f)] of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity. In connection with the opinion contemplated by Section [7.1(f)(2)], it is understood that counsel may assume that the laws of Massachusetts are the same as the laws of Delaware in all relevant respects.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

          With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity's Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section [8.1];

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity's or the Acquiring Entity's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

     8.5 The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Morgan, Lewis & Bockius LLP in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule [8.5] . In rendering such opinion, Morgan, Lewis & Bockius LLP may rely upon such representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others as it may reasonably request, and the Target Entity and the Acquiring Entity shall use their reasonable efforts to obtain and make available such truthful certificates. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section [8.5] .

9. FEES AND EXPENSES

     9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 Champlain or one of its affiliates will bear the expenses relating to the Reorganization, whether or not the Reorganization is consummated. The costs of the

Reorganization shall include, but shall not be limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings (and adjournments thereof). For the avoidance of doubt, neither the Acquiring Fund nor the Target Fund will bear the expenses relating to the Reorganization.

10. COOPERATION AND EXCHANGE OF INFORMATION

     Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

     If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the Target Entity to the Acquiring Entity with respect to the Target Fund's operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

     11.1 Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

          11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the Acquiring Entity and the Target Entity; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [_______], 2015, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity;
(iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; or (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

     14.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.4 This agreement may be executed in any number of counterparts, each of which shall be considered an original.

     14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (a) the Target Fund or the Acquiring Fund, as applicable, as provided in their respective Governing Documents and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     14.6 A copy of the Declaration of Trust of the Acquiring Entity is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Acquiring Entity shall have any personal liability under this Agreement, and that insofar as it relates to any Acquiring Fund, this Agreement is binding only upon the assets and properties of such Acquiring Fund.

     14.7 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

     14.8 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

     14.9 A facsimile or electronic (E.G., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.  CONFIDENTIALITY

     15.1 Each party will hold, and will cause its trustees, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

     15.2 In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

16. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

          FOR ACQUIRING ENTITY:

          The Advisors' Inner Circle Fund II
          One Freedom Valley Drive
          Oaks, Pennsylvania, 19456
          Attn: Legal Department

FOR TARGET ENTITY:

ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
Attn: Secretary

FOR CHAMPLAIN:

Champlain Investment Partners, LLC
[____]



                            [SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, each of the parties hereto has causes this Agreement to be executed as set forth below.

                                   THE ADVISORS' INNER CIRCLE FUND II,
                                   on behalf of the Acquiring Fund

                                   By: ______________________
                                   Name:
                                   Title:

                                   ALPS SERIES TRUST,
                                   on behalf of the Target Fund

                                   By: ______________________
                                   Name:
                                   Title:

                                   CHAMPLAIN INVESTMENT PARTNERS, LLC,
                                   solely for the purposes of Sections [5.1(f) and 9.2] of this Agreement

                                   By: ______________________
                                   Name:
                                   Title:






             SIGNATURE PAGE -- AGREEMENT AND PLAN OF REORGANIZATION

                                  SCHEDULE 8.5

                                  TAX OPINIONS

          (i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

          (ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to
Section 361(a) and Section 357(a) of the Code. No opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any shareholder of the Target Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

          (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of all of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

          (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

          (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

          (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

          (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

          (viii) The aggregate tax basis of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

          (ix) The holding period of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

          (x) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code.

          (xi) The consummation of the Reorganization will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

                                                                       EXHIBIT E

                               ALPS SERIES TRUST

                       NEW SHERIDAN DEVELOPING WORLD FUND

                     INTERIM INVESTMENT ADVISORY AGREEMENT

          This Agreement is made and entered into effective as of June 30, 2015, by and between the ALPS Series Trust, a Delaware statutory trust (the "Trust") on behalf of the New Sheridan Developing World Fund, a series of shares of the Trust (the "Fund"), and Champlain Investment Partners, LLC, a Delaware limited liability company (the "Adviser").

          WHEREAS, the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act");

          WHEREAS, the Trust has designated the Fund as a series of interests in the Trust; and

          WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and engages in the business of asset management; and

          WHEREAS, the Fund's previous adviser underwent a change of control whereby key personnel of New Sheridan Advisers, LLC ("previous adviser") joined Champlain Investment Partners, LLC, resulting in the automatic termination on June 30, 2015 of the Fund's previous contract (as defined in Rule 15a-4 under the 1940 Act) with the previous adviser; and

          WHEREAS, the previous adviser has dissolved and the Fund has selected the Adviser to serve as the investment adviser for the Fund pursuant to Rule 15a-4 under the 1940 Act; and

          WHEREAS, pursuant to Rule 15a-4, a majority of the Board of Trustees of the Fund, including a majority of the independent Trustees, at an in-person Board of Trustees meeting held on May 13, 2015, called for the purpose of voting on approval of this Agreement, approved this interim investment advisory agreement and determined that the scope and quality of services to be provided to the Fund under this Agreement will be at least equivalent to the scope and quality of services provided under the previous contract;

          NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

          1. OBLIGATIONS OF THE INVESTMENT ADVISER.

          (a) SERVICES. The Adviser agrees to perform the following services (the "Services") for the Trust:

               (i) manage the investment and reinvestment of the assets of the Fund;

               (ii) continuously review, supervise, and administer the
                    investment program of the Fund;

              (iii) determine, in its discretion, the securities to be
                    purchased, retained or sold (and implement those decisions) with respect to the Fund and what portion of the Fund's assets shall be held uninvested;

               (iv) provide the Trust and the Fund with records concerning the
                    Adviser's activities under this Agreement that the Trust and the Fund are required to maintain;

               (v) render regular reports to the Trust's trustees and officers concerning the Adviser's discharge of the foregoing responsibilities, including, but not limited to, reviewing investment policies and investment selection with the trustees every quarter;

               (vi) provide the Fund with investment research and statistical data, advice and supervision, data processing and clerical services consistent with the Fund's investment program;

              (vii) furnish the Trust with information the Trust may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing;

             (viii) provide the Trust, upon reasonable notice, with access to the Adviser's offices to review Fund records maintained by the Adviser; and

               (ix) advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and its committees with respect to the foregoing matters and the conduct of the business of the Fund.

          The Adviser shall discharge the foregoing responsibilities subject to the control of the trustees and officers of the Trust and in compliance with:
(i) such policies as the trustees may from time to time establish, including, but not limited to, the Trust's Declaration of Trust dated January 12, 2012 and its By-Laws; (ii) the Fund's objectives, policies, and limitations as set forth in its prospectus and statement of additional information, as the same may be amended from time to time; and (iii) with all applicable laws and regulations. All Services to be furnished by the Adviser under this Agreement may be furnished through the medium of any directors, officers or employees of the Adviser or through such other parties as the Adviser may determine from time to time, including, without limitation, to the extent approved by the trustees of the Trust, and consistent with the 1940 Act and with all applicable laws and regulations (hereinafter collectively referred to as the "Rules"), any investment sub-adviser (each a "Sub-Adviser"). In such case, the Adviser will oversee the Sub-Adviser in carrying out the Services. The appointment of Sub-Advisers shall be subject to approval by the Board and, to the extent required by the 1940 Act or any other law or regulation, approval of the shareholders of the Fund.

          (b) EXPENSES AND PERSONNEL. The Adviser agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required in the judgment of the trustees and officers of the Trust to perform the Services on the terms and for the compensation provided herein. The Adviser shall authorize and permit any of its officers, directors and employees, who may be elected as trustees or officers of the Trust, to serve in the capacities in which they are elected, subject to the individual consent of such persons to serve and to any limitations imposed by law. Except to the extent expressly assumed by the Adviser herein and except to the extent required by law to be paid by the Adviser, the Trust shall pay all costs and expenses in connection with its operation.

          (c) BOOKS AND RECORDS. All books and records prepared and maintained by the Adviser for the Trust and the Fund under this Agreement shall be the property of the Trust and the Fund and, upon request therefor, the Adviser shall surrender to the Trust and the Fund such of the books and records so requested.

          2. FUND TRANSACTIONS. The Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund. With respect to brokerage selection, the Adviser shall seek to obtain the best overall execution for Fund transactions, which is a combination of price, quality of execution and other factors. The Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Adviser with brokerage, research, analysis, advice and similar services, and the Adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund and its other clients over the long-term. The Adviser will promptly communicate to the officers and the trustees of the Trust such information relating to portfolio transactions as they may reasonably request.

          The parties agree that it is in the interests of the Fund that the Adviser have access to supplemental investment and market research and security and economic analyses provided by brokers who may execute brokerage transactions at a higher cost to such Fund than may result when brokerage is allocated to other brokers on the basis of the best price and execution. In selecting brokers or dealers to execute a particular transaction and in evaluating the best price and execution available, the Adviser or the Sub-Adviser may consider the brokerage and research services (as such terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser exercises investment discretion.

          3. COMPENSATION OF THE ADVISER.

          (a). The Fund will pay to the Adviser an investment advisory fee
               (the "Fee") equal to an annualized rate of 1.35% of the average daily net assets of the Fund. The Fee shall be calculated as of the last business day of each month based upon the average daily net assets of the Fund determined in the manner described in the Fund's Prospectus and/or Statement of Additional Information, and shall be paid to the Adviser by the Fund as soon as practicable after the last day of each month.

          (b). The compensation earned under this Agreement will be held in an interest-bearing escrow account with the Fund's custodian. If a majority of the Fund's outstanding voting securities approve a contract with the Adviser by the end of the 150-day period described in paragraph 9 below, the amount in the escrow account (including interest earned) will be paid to the Adviser.

          (c). If a majority of the Fund's outstanding voting securities do not approve a contract with the Adviser, the Adviser will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing under the Agreement (plus interest earned on that amount while in escrow; or (ii) the total amount in the escrow account (plus interest earned).

          4. STATUS OF INVESTMENT ADVISER. The services of the Adviser to the Trust and the Fund are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Trust and the Fund are not impaired thereby and provided that whenever the Fund and one or more other accounts advised by the Adviser are prepared to purchase or sell the same security, available investments or opportunities for sales will be allocated in accordance with the written policies of the Adviser and in a manner believed by the Adviser to be equitable to each entity under the specific circumstances. The Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust or the Fund in any way or otherwise be deemed an agent of the Trust or the Fund. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Adviser, who may also be a trustee, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

          5. PERMISSIBLE INTERESTS. Trustees, agents, and stockholders of the Trust are or may be interested in the Adviser (or any successor thereof) as directors, partners, officers, or stockholders, or otherwise; and directors, partners, officers, agents, and stockholders of the Adviser are or may be interested in the Trust as trustees, stockholders or otherwise; and the Adviser (or any successor) is or may be interested in the Trust as a stockholder or otherwise.

          6. LIMITS OF LIABILITY; INDEMNIFICATION. The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder. The Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement. It is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's registration statement under the Act or the Securities Act of 1933, as amended (the

"1933 Act"), except for information supplied by the Adviser for inclusion therein. The Trust agrees to indemnify the Adviser to the full extent permitted by the Trust's Declaration of Trust.

          7. PROXY VOTING AND OTHER CORPORATE MATTERS. The Adviser will take any and all action and provide any and all advice with respect to the voting of securities held by the Fund in accordance with the Fund's Proxy Voting Policies and Procedures, as amended and revised from time to time. The Adviser agrees to provide the Fund in a timely manner with a record of votes cast containing all of the voting information required by Form N-PX in an electronic format to enable the Fund to file Form N-PX as required by Rule 30b1-4 under the 1940 Act. With the Fund's approval, the Adviser shall also have the authority to:
(i) identify, evaluate and pursue legal claims, including commencing or defending suits, affecting the securities held at any time in the Fund, including claims in bankruptcy, class action securities litigation and other litigation; (ii) participate in such litigation or related proceedings with respect to such securities as the Adviser deems appropriate to preserve or enhance the value of the Fund, including filing proofs of claim and related documents and serving as "lead plaintiff" in class action lawsuits; (iii) exercise generally any of the powers of an owner with respect to the supervision and management of such rights or claims, including the settlement, compromise or submission to arbitration of any claims, the exercise of which the Adviser deems to be in the best interest of the Fund or required by applicable law, including the Employee Retirement Income Security Act (ERISA), and (iv) employ suitable agents, including legal counsel, and to arrange for the payment of their reasonable fees, expenses and related costs from the Fund.

          8. INFORMATION AND REPORTS. The Adviser shall keep the Fund informed of developments relating to its duties as Adviser of which the Adviser has, or should have, knowledge that would materially affect the Fund. In this regard, the Adviser shall provide the Fund and its respective officers with such periodic reports concerning the obligations the Adviser has assumed under this Agreement as the Fund may from time to time reasonably request.

          (a) Prior to each regular meeting of the Board of the Fund, the Adviser shall provide the Board with reports regarding the Adviser's management of the Fund during the most recently completed quarter, which reports shall include the Adviser's compliance with the Fund's investment objectives and policies and the 1940 Act and applicable rules and regulations under the 1940 Act, each of which shall be in such form as may be mutually agreed upon by the Adviser and the Fund.

          (b) Each of the Adviser and the Fund shall provide the other party with a list, to the best of the Adviser's or the Fund's respective knowledge, of each affiliated person (and any affiliated person of such an affiliated person) of the Adviser or the Fund, as the case may be, and each of the Adviser and Fund agrees promptly to update such list whenever the Adviser or the Fund becomes aware of any changes that should be added to or deleted from the list of affiliated persons.

          (c) The Adviser shall also provide the Fund with any information reasonably requested by the Fund regarding the Adviser's management of the Fund assets required for any shareholder report, amended registration statement, or supplement to the prospectus or statement of additional information to be filed by the Fund with the Securities and Exchange Commission (the "SEC").

          9. TERM. This Agreement shall be executed and become effective as of the date written below. It shall remain in effect for no longer than 150 days following the effective date. The Board of Trustees, or a majority of the Fund's outstanding voting securities may terminate this Agreement at any time, without payment of any penalty, on 10 calendar days' written notice to the Adviser. This Agreement will terminate automatically in the event of its assignment. No amendment to this Agreement shall be effective unless the terms thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser may, at any time and without the payment of penalty, terminate this Agreement upon 60 days' notice to the Trust and the Fund.

The terms of paragraphs 6, 9, 11 and 15 of this Agreement shall survive the termination of this Agreement.

       In the event of the assignment of this Agreement, the Adviser shall notify the Fund in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the 1940 Act, as will enable the Fund to consider whether an assignment as defined in Section 2(a)(4) of the 1940 Act will occur, and to take the steps necessary to enter into a new contract with the Adviser.

          10. AMENDMENTS. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. An amendment to this Agreement shall not be effective until approved by the Board, including a majority of the directors who are not interested persons of the Adviser or of the Trust. To the extent legal counsel to the Trust concludes that shareholder approval of a particular amendment to this Agreement is required under the 1940 Act, such amendment will not be effective until the required shareholder approval has been obtained.

          11. APPLICABLE LAW. This Agreement constitutes the entire agreement of the parties, shall be binding upon and shall inure to the benefit of the parties hereto and shall be governed by Colorado law in a manner not in conflict with the provisions of the 1940 Act.

          12. REPRESENTATIONS AND WARRANTIES.

          (a) REPRESENTATIONS AND WARRANTIES OF THE ADVISER. The Adviser hereby represents and warrants to the Trust as follows:

               (i) the Adviser is a limited liability company duly organized and in good standing under the laws of the State of Delaware and is fully authorized to enter into this Agreement and carry out its duties and obligations hereunder;

               (ii) the Adviser is registered as an investment adviser with the
                    SEC under the Advisers Act, and shall maintain such registration in effect at all times during the term of this Agreement;

              (iii) the Adviser will maintain, keep current and preserve on behalf of the Fund all books and records: (i) required pursuant to Rule 31a-1(b)(1), (2)(ii), (2)(iii), (3), (5) --
                    (10), (12) and any records reasonably related thereto; or
                    (ii) required in connection with such recordkeeping responsibilities as may be delegated by the Fund to the Adviser from time to time. The Adviser agrees that such records are the property of the Fund, and shall be surrendered to the Fund promptly upon request. The Fund acknowledges that Adviser may retain copies of all records required to meet the record retention requirements imposed by law and regulation;

               (iv) the Adviser shall maintain a written code of ethics (the
                    "Code of Ethics") complying with the requirements of Rule 204A-1 under the Advisers Act and Rule 17j-l under the 1940 Act and shall provide the Fund with a copy of the Code of Ethics and evidence of its adoption. It shall institute procedures reasonably necessary to prevent Access Persons (as defined in Rule 17j-1) from violating its Code of Ethics. The Adviser acknowledges receipt of the written Code of Ethics adopted by and on behalf of the Fund. Each calendar quarter while this Agreement is in effect, a duly authorized compliance officer of the Adviser shall certify to the Fund that the Adviser has complied with the requirements of Rules 204A-1 and 17j-l during the previous calendar quarter and that there has been no material violation of its Code of Ethics, or of Rule 17j-1(b), and that no persons covered under its Code of Ethics have divulged or acted upon any material, non-public information, as such term is defined under relevant securities laws, and if a violation of the Code of Ethics of the Fund or a violation of the Code of Ethics of the Adviser has occurred, that appropriate action was taken in response to such violation. Annually, the Adviser shall furnish to the Fund a written report that complies with the requirements of Rule 17j-1 concerning the Adviser's Code of Ethics. The Adviser shall permit the Fund to examine the reports required to be made by the Adviser under Rules 204A-1(b) and 17j-l(d)(1) and this subparagraph;

               (v) the Adviser has adopted and implemented, and throughout the term of this Agreement shall maintain in effect and implement, policies and procedures reasonably designed to prevent, detect and correct violations by the Adviser and its supervised persons, and, to the extent the activities of the Adviser in respect of the Fund could affect the Fund, by the Fund, of "Federal Securities Laws" (as defined in Rule 38a-1 under the 1940 Act), and that the Adviser has provided the Fund with true and complete copies of its policies and procedures (or summaries thereof) and related information reasonably requested by the Fund. The Adviser agrees to cooperate with periodic reviews by the Fund's compliance personnel of the Adviser's policies and procedures, their operation and implementation and other compliance matters and to provide to the Fund from time to time such additional information and certifications in respect of the Adviser's policies and procedures, compliance by the Adviser with federal securities laws and related matters as the Fund's compliance personnel may reasonably request. The Adviser agrees to promptly notify the Fund of any compliance violations that affect the Fund's assets;

               (vi) the Adviser will provide the requisite certifications reasonably requested by the chief executive officer and chief financial officer of the Fund necessary for those named officers to fulfill their reporting and certification obligations on Form N-CSR and Form N-Q as required under the Sarbanes-Oxley Act of 2002 to the extent that such reporting and certifications relate to the Adviser's duties and responsibilities under this Agreement; and

              (vii) the Adviser will immediately notify the Fund of the
                    occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9 of the 1940 Act or otherwise. The Adviser will also immediately notify the Fund if it is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund.

          (b) REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust hereby represents and warrants to the Adviser as follows: (i) the Trust has been duly organized as a statutory trust under the laws of the State of Delaware and is authorized to enter into this Agreement and carry out its terms; (ii) the Trust is registered as an investment company with the SEC under the 1940 Act; (iii) shares of the Trust are registered for offer and sale to the public under the 1933 Act; and (iv) such registrations will be kept in effect during the term of this Agreement.

          13. NOTICE. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

          To the Adviser at:
               Champlain Investment Partners, LLC
               18201 Von Karman, Suite 480
               Irvine, CA 92612
               Attn: Russell Hoss, CFA

          To the Trust or the Fund at:
               ALPS Series Trust
               1290 Broadway, Suite 1100
               Denver, Colorado 80203
               Attn: Secretary

          14. STRUCTURE OF AGREEMENT. The Trust is entering into this Agreement solely on behalf of the Fund, and: (a) no breach of any term of this Agreement shall create a right or obligation with respect to any series of the Trust other than the Fund; (b) under no circumstances shall the Adviser have the right to set off claims relating to the Fund by applying property of any other series of the Trust; and (c) the business and contractual relationships created by this Agreement, consideration for entering into this Agreement, and the consequences of such relationship and consideration relate solely to the Trust and the Fund.

          15. USE OF NAMES. The Trust and the Adviser acknowledge that all rights to the name "ALPS Series Trust" or any variation thereof belong to the Trust. The Trust acknowledges that all rights to the name "New Sheridan Advisors" and "New Sheridan" belongs to the Adviser, and that the Trust is being granted a limited license to use such words in its name, the name of its series and the name of its classes of shares.

          16. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

          17. COUNTERPARTS. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

                   [BALANCE OF PAGE LEFT INTENTIONALLY BLANK]

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and the year first written above.

ALPS SERIES TRUST                          CHAMPLAIN INVESTMENT PARTNERS, LLC

/s/ Jeremy O. May                          /s/ Judy O'Connell
-------------------                        -------------------------------
By: Jeremy O. May                          By: Judy O'Connell
Title: President                           Title: Chief Executive Officer

                                                                       EXHIBIT F

                              FINANCIAL HIGHLIGHTS

    The Target Fund's financial highlights table for the fiscal period ended September 30, 2014 is included in the Target Fund's prospectus, which is incorporated herein by reference. The Target Fund's fiscal year end is September 30. The financial highlights table below provides additional information for the Target Fund's most recent six-month reporting period ended March 31, 2015 and should be read in conjunction with the financial highlights table included in the Target Fund's prospectus providing information for the fiscal period ended September 30, 2014. The information for the six-month semi-annual reporting period is unaudited.

TARGET FUND

    The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

          ---------------------------------------------------------------
          ADVISOR SHARES- FOR A SHARE OUTSTANDING           FOR THE SIX
          THROUGHOUT THE PERIOD PRESENTED                 MONTHS ENDED
                                                          MARCH 31, 2015
                                                            (UNAUDITED)
          ---------------------------------------------------------------
          NET ASSET VALUE, BEGINNING OF PERIOD                  $9.79
          INCOME FROM INVESTMENT OPERATIONS:
            Net Investment Loss(a)                              (0.07)
            Net Realized and Unrealized Loss                    (0.41)
                                                                ------
            Total From Investment Operations                    (0.48)
                                                                ------
          DISTRIBUTIONS:
            From Net Investment Income                          (0.01)
                                                                ------
            Total Distributions                                 (0.01)
                                                                ------
            Net Decrease in Net Asset Value                     (0.49)
                                                                ------
            Net Asset Value, End of Period                      $9.30
                                                                ======

          TOTAL RETURN(b)                                       (4.91)%

          SUPPLEMENTAL DATA:
             Net Assets, End of Period (000s)                  $2,550

          RATIOS TO AVERAGE NET ASSETS
             Ratio of Expenses to Average Net Assets
                (excluding fee waivers and                      14.46%(c)
                reimbursements)
             Ratio of Expenses to Average Net Assets
                (including fee waivers and                       1.85%(c)
                reimbursements)
             Ratio of Net Investment Loss to Average
                Net Assets                                      (1.42)%(c)
             Portfolio Turnover Rate(d)                          55.0%

(a)  Calculated using the average shares method.

(b) Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Annualized.

(d) Portfolio turnover rate for periods less than one full year have not been annualized.

                      STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 22, 2015
                                     to the
                 REGISTRATION STATEMENT ON FORM N-14 FILED BY:

                       The Advisors' Inner Circle Fund II
                            on behalf of its series
                        Champlain Emerging Markets Fund

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (866) 773-3238

    RELATING TO THE NOVEMBER 9, 2015 SPECIAL MEETING OF SHAREHOLDERS OF THE
                      NEW SHERIDAN DEVELOPING WORLD FUND,
                         a series of ALPS Series Trust

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 22, 2015, relating specifically to the Special Meeting of Shareholders of New Sheridan Developing World Fund to be held on November 9, 2015 (the "Proxy Statement/Prospectus"). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Champlain Emerging Markets Fund, One Freedom Valley
         Drive, Oaks, Pennsylvania 19456, or by calling (866) 773-3238.

                               TABLE OF CONTENTS

                                                                        PAGE

General Information .................................................... 3
Incorporation by Reference ............................................. 3
PRO FORMA Financial Information ........................................ 3

GENERAL INFORMATION

--------------------------------------------------------------------------------
            TARGET FUND                                ACQUIRING FUND
--------------------------------------------------------------------------------
New Sheridan Developing World Fund             Champlain Emerging Markets Fund
--------------------------------------------------------------------------------

This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Advisor Shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the "Reorganization"). Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information. The Target Fund is a series of ALPS Series Trust and the Acquiring Fund is a series of The Advisors' Inner Circle Fund II.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Fund was newly created for purposes of this reorganization, the Acquiring Fund has not published an annual or semiannual report to shareholders. This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

     1. Statement of Additional Information dated January 28, 2015 for ALPS Series Trust, with respect to the Target Fund (filed via EDGAR on January 28, 2015, Accession No. 0001193125-15-023564) ("Target Fund
          SAI");

     2. Supplement dated June 30, 2015 to the Target Fund SAI (filed via EDGAR on June 30, 2015, Accession No. 0001398344-15-004156);

     3. Supplement dated September 8, 2015 to the Target Fund SAI (filed via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109);

     4. Statement of Additional Information dated [__________] for The Advisors' Inner Circle Fund II, with respect to the Acquiring Fund (filed via EDGAR on [__________], Accession No. [__________]);

     5. The audited financial statements and related report of the independent public accounting firm included in the ALPS Series Trust Annual Report to Shareholders for the fiscal year ended September 30, 2014, with respect to the Target Fund (filed via EDGAR on December 3, 2014, Accession No. 0001193125-14-432157); and

     6. The unaudited financial statements included in the ALPS Series Trust Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2015, with respect to the Target Fund (filed via EDGAR on June 2, 2015, Accession No. 0001398344-15-003653).


PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund. PRO FORMA financial information has not been prepared for the Reorganization of the Target Fund into the Acquiring Fund because the Acquiring Fund is a newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the reorganization and continue the operations of the Target Fund. The Target Fund will be the accounting survivor after the reorganization.

                           PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (1)(a) to The Advisors' Inner Circle Fund II's (the "Registrant") Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS:

There are references below to the Registrant's Registration Statement on Form N-1A (File Nos. 033-50718, 811-07102).

EXHIBIT NO.

(1)(a) The Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(1)(b) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000274 on May 30, 2012.

(2) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is attached as Exhibit D to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)(a) See Article III of the Registrant's Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1)(a) of this Registration Statement.

(5)(b) See Section 2 of the Registrant's Second Amended and Restated By-Laws, which has been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)(i) Amended and Restated Investment Advisory Agreement, dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post- Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(6)(a)(ii) Schedule A, as revised May 29, 2015, to the Amended and Restated Investment Advisory Agreement, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(a)(iii) Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(6)(a)(iv) Form of Schedule A to the Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is filed herewith.

(6)(a)(v) Investment Advisory Agreement, dated December 21, 2004, between the Registrant and W. H. Reaves & Co., Inc., relating to the Reaves Utilities and Energy Infrastructure Fund, is incorporated herein by reference to Exhibit
(d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(6)(a)(vi) Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(a)(vii) Amended Schedule A, as revised November 17, 2014, to the Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(1)(vii) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(a)(viii) Investment Advisory Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(a)(ix) Schedule A, as amended and restated November 17, 2010, to the Investment Advisory Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000585 on December 6, 2010.

(6)(a)(x) Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit
(d)(25) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000362 on July 13, 2011.

(6)(a)(xi) Schedule A, as revised May 14, 2014, to the Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit (d)(1)(xii) of Post-Effective Amendment No. 185 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000091 on February 27, 2015.

(6)(a)(xii) Investment Advisory Agreement, dated November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(6)(a)(xiii) Investment Advisory Agreement, dated October 21, 2013 between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(6)(a)(xiv) Schedule A, as revised June 29, 2015, to the Investment Advisory Agreement, dated October 21, 2013, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit
(d)(1)(xv) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(6)(a)(xv) Investment Advisory Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P., relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit
(d)(35) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(6)(a)(xvi) Investment Advisory Agreement, dated April 1, 2014, between the Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

(6)(a)(xvii) Investment Advisory Agreement dated, August 25, 2015 between the Registrant and Ramsey Quantitative Systems, Inc., relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(6)(b)(i) Sub-Advisory Agreement, dated August 15, 2008, between Horizon Advisers and Earnest Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(6)(b)(ii) Investment Sub-Advisory Agreement, dated May 29, 2015, between Horizon Advisers and GlobeFlex Capital, L.P., relating to the Hancock Horizon International Small Cap Fund, is incorporated herein by reference to Exhibit
(d)(2)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(b)(iii) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(b)(iv) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(b)(v) Schedule A, as revised November 17, 2014, to the Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit
(d)(2)(iv) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(b)(vi) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Luther King Capital Management Corporation, relating to the Frost Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(b)(vii) Investment Sub-Advisory Agreement, dated November 14, 2012, between Frost Investment Advisors, LLC and Cinque Partners LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(6)(b)(viii) Schedule A, as revised November 17, 2014, to the Investment Sub-Advisory Agreement, dated November 14, 2012, between Frost Investment Advisors, LLC and Cinque Partners LLC, relating to the Frost Cinque Large Cap Buy-Write Equity Fund, is incorporated herein by reference to Exhibit
(d)(2)(vii) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(c)(i) Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(6)(c)(ii) Schedule A, as revised May 29, 2015, to the Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(c)(iii) Expense Limitation Agreement, effective as of November 29, 2010, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(6)(c)(iv) Form of Schedule A to the Expense Limitation Agreement, dated November 29, 2010, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is filed herewith.

(6)(c)(v) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(6)(c)(vi) Amended Schedule A, as revised November 17, 2014, to the Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(3)(vi) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(c)(vii) Expense Limitation Agreement, as amended and restated May 14, 2013, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Capital Large Cap Growth Fund and Westfield Capital Dividend Growth Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(6)(c)(viii) Expense Limitation Agreement, effective as of November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(6)(c)(ix) Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(6)(c)(x) Amended Schedule A, as revised June 29, 2015, to the Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit
(d)(3)(xi) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033- 50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(6)(c)(xi) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P. relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit
(d)(36) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(6)(c)(xii) Expense Limitation Agreement, dated April 1, 2014, between the Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

(6)(c)(xiii) Expense Limitation Agreement, dated November 17, 2014, between the Registrant and Cinque Partners LLC, relating to the Frost Cinque Large Cap Buy-Write Equity Fund, is incorporated herein by reference to Exhibit
(d)(3)(xiii) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(d)(i) Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(6)(d)(ii) Amended Schedules A and B, dated November 20, 2013, to the Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(6)(d)(iii) Expense Waiver Reimbursement Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(6)(d)(iv) Expense Waiver Reimbursement Agreement, dated May 20, 2009, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Growth Fund and Hancock Horizon Value Fund, is incorporated herein by reference to Exhibit
(d)(3)(ii) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000383 on May 30, 2014.

(7)(a) Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(7)(b) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(7)(c) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit
(e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(8) Not Applicable.

(9)(a) Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(9)(b) Revised Appendix B to the Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is filed herewith.

(9)(c) Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, N.A., relating to the Champlain All Cap Fund, Champlain Mid Cap Fund, Champlain Small Company Fund, Reaves Utilities and Energy Infrastructure Fund and GRT Family of Funds, is filed herewith.

(9)(d) Custodian Agreement, dated November 19, 2007, between the Registrant and Union Bank of California, relating to the Frost Funds, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(9)(f) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., relating to the Champlain Emerging Markets Fund, is filed herewith.

(10)(a)(i) Distribution Plan (compensation type), dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 110 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000294 on May 27, 2011.

(10)(a)(ii) Distribution Plan (reimbursement type), dated February 23, 2005, relating to the Champlain Funds, is incorporated herein by reference to Exhibit
(m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(10)(a)(iii) Schedule A, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(10)(a)(iv) Form of Revised Schedule A, to the Distribution Plan, dated February 23, 2005, relating to the Champlain Funds, is filed herewith.

(10)(a)(v) Revised Schedule F, dated March 10, 2008, as last amended February 11, 2014, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Frost Funds, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(10)(a)(vi) Schedule H, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(10)(a)(vii) Schedule I, dated November 20, 2013, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(10)(a)(viii) Schedule J, dated August 25, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(10)(b)(i) Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, including Amended and Restated Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(10)(b)(ii) Amended and Restated Schedule A, dated May 19, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(10)(b)(iii) Form of Amended and Restated Schedule C to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Champlain Family of Funds, is filed herewith.

(10)(b)(iv) Amended and Restated Schedule G, dated May 18, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Kopernik Family of Funds, is incorporated herein by reference to Exhibit
(n)(3) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033- 50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(10)(b)(v) Schedule I, dated August 25, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is filed herewith.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a) Administration Agreement, dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(13)(b)(i) Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(ii) AML Amendment to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(iii) Amendment, dated September 1, 2003, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(iv) Amendment, dated September 1, 2010, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000563 on November 29, 2010.

(13)(b)(v) Amended Fee Schedule to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(2)(v) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(13)(b)(vi) Transfer Agency Agreement, dated April 1, 2006, as amended November 13, 2013, between the Registrant and DST Systems, Inc., is filed herewith.

(13)(b)(vii) Transfer Agency Agreement, dated November 14, 2012, between the Registrant and Atlantic Fund Services is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(13)(c)(i) Shareholder Services Plan, dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit
(h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(13)(c)(ii) Schedule A, as amended May 19, 2015, to the Shareholder Services Plan, dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(13)(c)(iii) Shareholder Services Plan, dated August 9, 2005, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(13)(c)(iv) Schedule A, as last amended August 25, 2015, to the Shareholder Services Plan, dated August 9, 2005, is incorporated herein by reference to Exhibit (h)(3)(iv) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(13)(c)(v) Shareholder Services Plan, relating to Retirement Class Shares of the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(14)(a) Consent of Ernst & Young LLP is filed herewith.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15) Not Applicable.

(16)(a) Powers of Attorney, dated May 15, 2013, for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Michael Beattie, Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause, Jr. are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(16)(b) Power of Attorney, dated August 3, 2015, for Mr. Stephen Connors is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(17)(a) Form of Proxy Card is filed herewith.

(17)(b) Statement of Additional Information dated January 28, 2015 for ALPS Series Trust (the "Target Trust"), with respect to the New Sheridan Developing World Fund (the "Target Fund") is incorporated herein by reference to Post-Effective Amendment No. 39 to the Target Trust's Registration Statement on Form N-1A filed with the SEC via EDGAR on January 28, 2015, Accession No. 0001193125-15-023564 (the "Target Fund SAI").

(17)(c) Supplement dated June 30, 2015 to the Target Fund Statement of Additional Information is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on June 30, 2015, Accession No. 0001398344-15-004156.

(17)(d) Supplement dated September 8, 2015 to the Target Fund Prospectus is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109).

(17)(e) Supplement dated September 8, 2015 to the Target Fund Statement of Additional Information is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109).

(17)(f) Prospectus and Statement of Additional Information dated [XX] for the Registrant, with respect to the Champlain Emerging Markets Fund (the "Acquiring Fund"), is incorporated herein by reference to Post-Effective Amendment No. [XX] to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on [XX], Accession No. [XX].

(17)(g) The audited financial statements and related report of the independent public accounting firm included in the Target Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2014, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSR filed with the SEC via EDGAR on December 3, 2014, Accession No.
0001193125-14-432157.

(17)(h) The unaudited financial statements included in the Target Trust's Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2015, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSRS filed with the SEC via EDGAR on June 2, 2015, Accession No. 0001398344-15-003653.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Oaks, Commonwealth of Pennsylvania on the 8th day of September, 2015.

                                             THE ADVISORS' INNER CIRCLE FUND


                                             By:           *
                                                 --------------------------
                                                 Michael Beattie, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

           *                        Trustee                    September 8, 2015
------------------------------
John K. Darr

           *                        Trustee                    September 8, 2015
------------------------------
William M. Doran

           *                        Trustee                    September 8, 2015
------------------------------
Joseph T. Grause, Jr.

           *                        Trustee                    September 8, 2015
------------------------------
Mitchell A. Johnson

           *                        Trustee                    September 8, 2015
------------------------------
Betty L. Krikorian

           *                        Trustee                    September 8, 2015
------------------------------
Robert A. Nesher

           *                        Trustee                    September 8, 2015
------------------------------
Bruce Speca

           *                        Trustee                    September 8, 2015
------------------------------
George J. Sullivan, Jr.

           *                        President                  September 8, 2015
------------------------------
Michael Beattie

           *                        Treasurer, Controller &    September 8, 2015
------------------------------      Chief Financial Officer
Stephen Connors


*By: /s/ Dianne M. Descoteaux
     -------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX

(6)(a)(iv) Form of Schedule A to the Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds

(6)(c)(iv) Form of Schedule A to the Expense Limitation Agreement, dated November 29, 2010, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds

(9)(b) Revised Appendix B to the Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds

(9)(c) Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, N.A., relating to the Champlain All Cap Fund, Champlain Mid Cap Fund, Champlain Small Company Fund, Reaves Utilities and Energy Infrastructure Fund and GRT Family of Funds

(9)(f) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., relating to the Champlain Emerging Markets Fund

(10)(a)(iv) Form of Revised Schedule A, to the Distribution Plan, dated February 23, 2005, relating to the Champlain Funds

(10)(b)(iii) Form of Amended and Restated Schedule C to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Champlain Family of Funds

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

(13)(b)(vi) Transfer Agency Agreement, dated April 1, 2006, as amended November 13, 2013, between the Registrant and DST Systems, Inc.

(14)(a) Consent of Ernst & Young LLP

(14)(b) Consent of Morgan, Lewis & Bockius LLP

(17)(a) Form of Proxy Card